United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2011

Date of Reporting Period: 07/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
A	QAACX
C	QCACX
R*	QKACX
IS	QIACX

*formerly, Class K Shares

Federated MDT All Cap Core Fund

Fund Established 2002

A Portfolio of Federated MDT Series

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.54	$9.91	$14.05	$16.74	$15.08
Income From Investment Operations:
Net investment income	0.03[2]	0.05[2]	0.06[2]	0.06	0.02[2]
Net realized and unrealized gain (loss) on investments	1.96	0.67	(4.15)	(1.56)	2.18
TOTAL FROM INVESTMENT OPERATIONS	1.99	0.72	(4.09)	(1.50)	2.20
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.05)	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.05)	(0.09)	(0.05)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.48	$10.54	$9.91	$14.05	$16.74
Total Return[3]	18.87%	7.18%	(29.07)%	(9.98)%	14.67%
Ratios to Average Net Assets:
Net expenses	1.34%	1.29%	1.34%	1.29%	1.36%
Net investment income	0.21%	0.44%	0.64%	0.43%	0.13%
Expense waiver/reimbursement[4]	0.31%	0.25%	0.14%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,227	$54,437	$81,898	$194,867	$201,888
Portfolio turnover	154%	135%	290%	199%	225%
1	MDT All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.27	$9.66	$13.73	$16.51	$14.99
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	(0.04)[2]	(0.02)[2]	(0.04)	(0.11)[2]
Net realized and unrealized gain (loss) on investments	1.92	0.65	(4.05)	(1.55)	2.17
TOTAL FROM INVESTMENT OPERATIONS	1.85	0.61	(4.07)	(1.59)	2.06
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	—	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	—	(0.00)[3]	—	(1.19)	(0.54)
Net Asset Value, End of Period	$12.12	$10.27	$9.66	$13.73	$16.51
Total Return[4]	18.01%	6.33%	(29.64)%	(10.69)%	13.81%
Ratios to Average Net Assets:
Net expenses	2.13%	2.08%	2.14%	2.08%	2.13%
Net investment income (loss)	(0.59)%	(0.36)%	(0.17)%	(0.36)%	(0.64)%
Expense waiver/reimbursement[5]	0.29%	0.24%	0.17%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,129	$39,524	$52,546	$96,601	$104,957
Portfolio turnover	154%	135%	290%	199%	225%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2007[1]
	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.52	$9.91	$14.10	$16.86	$16.82
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.01)[2]	0.01[2]	(0.00)[3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	1.97	0.68	(4.16)	(1.57)	0.61
TOTAL FROM INVESTMENT OPERATIONS	1.93	0.67	(4.15)	(1.57)	0.58
Less Distributions:
Distributions from net investment income	(0.01)	(0.06)	(0.04)	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.01)	(0.06)	(0.04)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.44	$10.52	$9.91	$14.10	$16.86
Total Return[4]	18.33%	6.71%	(29.42)%	(10.34)%	3.52%
Ratios to Average Net Assets:
Net expenses	1.83%	1.75%	1.80%	1.75%	1.80%[5]
Net investment income (loss)	(0.31)%	(0.09)%	0.15%	(0.00)%[6]	(0.30)%[5]
Expense waiver/reimbursement[7]	0.19%	0.18%	0.11%	0.00%[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,973	$2,300	$1,937	$1,393	$135
Portfolio turnover	154%	135%	290%	199%	225%[8]
1	Reflects operations for the period from December 12, 2006 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.66	$10.02	$14.22	$16.88	$15.17
Income From Investment Operations:
Net investment income	0.05[2]	0.08[2]	0.09[2]	0.10	0.07[2]
Net realized and unrealized gain (loss) on investments	1.99	0.68	(4.20)	(1.57)	2.18
TOTAL FROM INVESTMENT OPERATIONS	2.04	0.76	(4.11)	(1.47)	2.25
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.09)	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.09)	(0.12)	(0.09)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.61	$10.66	$10.02	$14.22	$16.88
Total Return[3]	19.14%	7.54%	(28.84)%	(9.71)%	14.92%
Ratios to Average Net Assets:
Net expenses	1.08%	1.01%	1.06%	1.01%	1.07%
Net investment income	0.45%	0.69%	0.90%	0.72%	0.40%
Expense waiver/reimbursement[4]	0.19%	0.20%	0.12%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,197	$41,958	$50,031	$86,681	$85,128
Portfolio turnover	154%	135%	290%	199%	225%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.00	$6.68
Class C Shares	$1,000	$992.60	$10.62
Class R Shares	$1,000	$993.60	$9.19
Institutional Shares	$1,000	$996.80	$5.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.13	$10.74
Class R Shares	$1,000	$1,015.57	$9.30
Institutional Shares	$1,000	$1,019.29	$5.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.86%
Institutional Shares	1.11%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return for the 12-month reporting period ended July 31, 2011 was 18.87% for Class A Shares, 18.01% for Class C Shares, 18.33% for Class R Shares and 19.14% for Institutional Shares. The total return of the Russell 3000® Index (the “Russell 3000® ”),1 a broad-based securities market index, was 20.94% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Russell 3000® ..

1	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000 is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged, and unlike the Fund, is not affected by cash flows. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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Market Overview

During the 12-month reporting period ended July 31, 2011, domestic equity market performance was strong as evidenced by the 20.94% return on the Russell 3000. Mid-cap stocks led the way, during the reporting period, as demonstrated by the 24.51% return of the Russell Midcap® Index,2 which exceeded the 19.09% and 23.92% results for the Russell Top 200® Index,3 representing large-cap stocks, and the Russell 2000® Index,4 representing small-cap stocks, respectively. Growth stocks outperformed value stocks during the year with the Russell 3000® Growth Index5 returning 25.12% as compared to 16.90% for the Russell 3000 Value® Index.6

The best performing sectors in the Russell 3000® , during the reporting period were Energy (+43.50%), Consumer Discretionary (+28.72%), Materials (+28.27%), and Health Care (+23.84%). Underperforming sectors included Financials (+4.56%), Utilities (+15.43%), and Industrials (+17.69%).

2	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index and represents approximately 31% of the total market capitalization of the Russell 1000 Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
3	Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000 Index and represents approximately 68% of the total market capitalization of the Russell 1000 Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
4	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
5	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
6	The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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Fund Performance

During the 12-month reporting period, the most significant positive factor in the Fund's performance relative to the Russell 3000® was an overweight in the Energy sector, which outperformed the Russell 3000® .. Stock selection in the Financials sector also contributed significantly to the Fund's performance. Stock selection in the Industrials and Materials sectors contributed more moderately to the Fund's performance. The most significant negative factor in the Fund's performance was an overweight in the Financials sector, which underperformed the Russell 3000® .. Stock selection in the Information Technology sector also detracted significantly. An underweight in the Health Care sector, which outperformed the Russell 3000® , detracted more moderately from relative performance.

Individual stocks detracting from the Fund's performance included ITT Educational Services, Schlumberger, Corning, PNC Financial and Murphy Oil.

Individual stocks contributing to the Fund's performance included Ameriprise Financial, Chesapeake Energy, Chevron, Netflix and DIRECTV.

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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (Class A Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Russell 3000® Index (Russell 3000® ).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	12.37%
5 Years	-2.49%
Start of Performance (10/1/2002)[4]	5.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 3000® and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT All Cap Core Fund.
3	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.
4	The start of performance date was October 1, 2002. Class A Shares of the Fund were offered beginning February 12, 2003. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.

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GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (Class C Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Russell 3000® Index (Russell 3000® ).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	17.01%
5 Years	-2.14%
Start of Performance (10/1/2002)[4]	4.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 3000® and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT All Cap Core Fund.
3	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	The start of performance date was October 1, 2002. Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class C Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Fund's Class C Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.

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GROWTH OF A $10,000 INVESTMENT – CLASS R SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund (Class R Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Russell 3000® Index (Russell 3000® ).2

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	18.33%
5 Years	-1.76%
Start of Performance (10/1/2002)[3]	5.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 3000® and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
3	The start of performance date was October 1, 2002. Class R Shares of the Fund were offered beginning December 12, 2006. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the total annual operating expenses applicable to the Fund's Class R Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Fund's Class R Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.
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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (Institutional Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Russell 3000® Index (Russell 3000® ).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	19.14%
5 Years	-1.11%
Start of Performance (10/1/2002)	6.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 3000® and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT All Cap Core Fund.
3	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

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Portfolio of Investments Summary Table (unaudited)

At July 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Regional Banks	5.3%
Oil Well Supply	5.0%
Money Center Bank	4.1%
Integrated International Oil	3.7%
Discount Department Stores	3.6%
Integrated Domestic Oil	3.6%
Services to Medical Professionals	3.5%
Broadcasting	3.4%
Oil Refiner	3.1%
Specialty Retailing	3.0%
Computer Peripherals	2.6%
Diversified Oil	2.5%
Hotels and Motels	2.5%
Personal Loans	2.4%
AT&T Divestiture	2.2%
Financial Services	2.2%
Department Stores	2.0%
Multi-Line Insurance	2.0%
Agricultural Chemicals	1.8%
Electronic Test/Measuring Equipment	1.8%
Semiconductor Distribution	1.8%
Building Supply Stores	1.7%
Computers - Midrange	1.7%
Internet Services	1.6%
Oil Service, Explore & Drill	1.6%
Software Packaged/Custom	1.4%
Computer Stores	1.3%
Crude Oil & Gas Production	1.2%
Ethical Drugs	1.2%
Cable & Wireless Television	1.1%
Cable Television	1.1%
Annual Shareholder Report
18

Industry Composition	Percentage of Total Net Assets
Multi-Industry Capital Goods	1.1%
Pollution Control	1.1%
Restaurants	1.1%
Other[2]	19.3%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
19

Portfolio of Investments

July 31, 2011

Shares			Value
		COMMON STOCKS – 98.6%
		Agricultural Chemicals – 1.8%
29,900		Bunge Ltd.	2,057,419
1,700		Scotts Miracle-Gro Co.	85,782
		TOTAL	2,143,201
		Airline — Regional – 0.7%
14,267	[1]	Alaska Air Group, Inc.	871,999
		Aluminum – 0.2%
16,400	[1]	Century Aluminum Co.	213,528
		Apparel – 0.3%
4,000	[1]	Under Armour, Inc., Class A	293,640
1,600	[1]	Warnaco Group, Inc.	85,280
		TOTAL	378,920
		AT&T Divestiture – 2.2%
72,500		Verizon Communications, Inc.	2,558,525
		Auto Original Equipment Manufacturers – 0.4%
400	[1]	AutoZone, Inc.	114,180
3,700	[1]	O'Reilly Automotive, Inc.	220,150
2,200	[1]	Tenneco Automotive, Inc.	87,868
		TOTAL	422,198
		Auto Part Replacement – 0.2%
3,500		Genuine Parts Co.	186,060
		Auto Rentals – 0.1%
600	[1]	AMERCO	54,084
		Biotechnology – 0.2%
4,600	[1]	Illumina, Inc.	287,270
		Broadcasting – 3.4%
78,089	[1]	DIRECTV Group, Inc., Class A	3,957,551
		Building Supply Stores – 1.7%
44,300		Home Depot, Inc.	1,547,399
20,500		Lowe's Cos., Inc.	442,390
		TOTAL	1,989,789
		Cable & Wireless Television – 1.1%
17,600	[1]	Discovery Communications, Inc.	700,480
8,300		Time Warner Cable, Inc.	608,473
		TOTAL	1,308,953
Annual Shareholder Report
20

Shares			Value
		Cable Television – 1.1%
35,100		CBS Corp. (New), Class B	960,687
6,900	[1]	Liberty Global, Inc., Class A	288,420
		TOTAL	1,249,107
		Carpets – 0.1%
1,500	[1]	Mohawk Industries, Inc.	78,045
		Clothing Stores – 0.6%
4,200		American Eagle Outfitters, Inc.	55,188
4,800	[1]	Fossil, Inc.	603,216
3,400		Gap (The), Inc.	65,586
		TOTAL	723,990
		Commodity Chemicals – 0.4%
5,000		PPG Industries, Inc.	421,000
		Computer Peripherals – 2.6%
44,000	[1]	NetApp, Inc.	2,090,880
18,900	[1]	Sandisk Corp.	803,817
3,700	[1]	Western Digital Corp.	127,502
		TOTAL	3,022,199
		Computer Services – 0.3%
11,134	[1]	Synnex Corp.	315,315
		Computer Stores – 1.3%
46,849	[1]	Ingram Micro, Inc., Class A	869,049
2,100	[1]	Insight Enterprises, Inc.	35,343
13,862	[1]	Tech Data Corp.	646,939
		TOTAL	1,551,331
		Computers - Midrange – 1.7%
56,900		Hewlett-Packard Co.	2,000,604
		Construction Machinery – 0.5%
21,300		Trinity Industries, Inc.	634,527
		Cosmetics & Toiletries – 0.9%
3,200		Avon Products, Inc.	83,936
3,000		Estee Lauder Cos., Inc., Class A	314,730
10,500	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	661,815
		TOTAL	1,060,481
		Crude Oil & Gas Production – 1.2%
41,902		Chesapeake Energy Corp.	1,439,334
		Defense Aerospace – 0.1%
3,900	[1]	BE Aerospace, Inc.	155,220
Annual Shareholder Report
21

Shares			Value
		Defense Electronics – 0.4%
7,800		Northrop Grumman Corp.	471,978
		Department Stores – 2.0%
11,800	[1]	Kohl's Corp.	645,578
5,800		Penney (J.C.) Co., Inc.	178,408
2,800	[1]	Sears Holdings Corp.	195,076
26,700		Target Corp.	1,374,783
		TOTAL	2,393,845
		Discount Department Stores – 3.6%
80,300		Wal-Mart Stores, Inc.	4,232,613
		Diversified Leisure – 0.5%
4,400	[1]	Coinstar, Inc.	214,984
7,600	[1]	Las Vegas Sands Corp.	358,568
		TOTAL	573,552
		Diversified Oil – 2.5%
45,500		Murphy Oil Corp.	2,922,010
		Drug Store – 0.9%
28,200		Walgreen Co.	1,100,928
		Electric & Electronic Original Equipment Manufacturers – 0.3%
10,200	[1]	General Cable Corp.	405,654
		Electric Utility – 0.9%
38,600	[1]	Calpine Corp.	627,250
15,200		Portland General Electric Co.	376,656
		TOTAL	1,003,906
		Electronic Test/Measuring Equipment – 1.8%
50,900	[1]	Agilent Technologies, Inc.	2,145,944
		Electronics Stores – 0.2%
8,700		Best Buy Co., Inc.	240,120
		Ethical Drugs – 1.2%
36,600		Eli Lilly & Co.	1,401,780
		Financial Services – 2.2%
51,500		Discover Financial Services	1,318,915
4,000		Mastercard, Inc.	1,213,000
2,700		Nelnet, Inc., Class A	54,432
		TOTAL	2,586,347
		Food Wholesaling – 0.3%
12,100		Sysco Corp.	370,139
		Grocery Chain – 0.6%
10,800		Kroger Co.	268,596
Annual Shareholder Report
22

Shares			Value
3,900		Safeway, Inc.	78,663
5,700		Whole Foods Market, Inc.	380,190
		TOTAL	727,449
		Home Building – 0.1%
20,000	[1]	Pulte Group, Inc.	137,400
		Home Products – 0.2%
1,800	[1]	Energizer Holdings, Inc.	145,152
1,400		Tupperware Brands Corp.	87,486
		TOTAL	232,638
		Hotels and Motels – 2.5%
3,000		Starwood Hotels & Resorts Worldwide, Inc.	164,880
18,300		Wynn Resorts Ltd.	2,812,344
		TOTAL	2,977,224
		Household Appliances – 0.2%
3,500		Whirlpool Corp.	242,305
		Industrial Machinery – 0.7%
5,600		Graco, Inc.	246,008
7,600	[1]	Polypore International, Inc.	516,800
		TOTAL	762,808
		Integrated Domestic Oil – 3.6%
58,700		ConocoPhillips	4,225,813
		Integrated International Oil – 3.7%
41,511		Chevron Corp.	4,317,974
		Internet Services – 1.6%
6,800	[1]	Ancestry.com, Inc.	242,148
3,000	[1]	Priceline.com, Inc.	1,612,950
		TOTAL	1,855,098
		Life Insurance – 0.8%
15,800		Prudential Financial, Inc.	927,144
		Meat Packing – 0.5%
28,300	[1]	Smithfield Foods, Inc.	623,166
		Medical Technology – 0.1%
300	[1]	Intuitive Surgical, Inc.	120,165
		Metal Fabrication – 0.4%
4,500		Mueller Industries, Inc.	168,885
8,600	[1]	RTI International Metals	275,802
		TOTAL	444,687
Annual Shareholder Report
23

Shares			Value
		Miscellaneous Components – 0.6%
14,297	[1]	Fairchild Semiconductor International, Inc., Class A	214,598
6,300	[1]	International Rectifier Corp.	161,847
27,428	[1]	Vishay Intertechnology, Inc.	377,684
		TOTAL	754,129
		Miscellaneous Food Products – 0.1%
6,500		Fresh Del Monte Produce, Inc.	159,315
		Miscellaneous Machinery – 0.6%
16,800		Fastenal Co.	565,320
1,100		SPX Corp.	82,764
		TOTAL	648,084
		Money Center Bank – 4.1%
109,300		J.P. Morgan Chase & Co.	4,421,185
9,000		State Street Corp.	373,230
		TOTAL	4,794,415
		Multi-Industry Capital Goods – 1.1%
5,100	[1]	Ceradyne, Inc.	165,291
59,700		General Electric Co.	1,069,227
		TOTAL	1,234,518
		Multi-Industry Transportation – 0.2%
3,100		FedEx Corp.	269,328
		Multi-Line Insurance – 2.0%
7,400	[1]	CNO Financial Group, Inc.	54,390
1,900		FBL Financial Group, Inc., Class A	59,812
85,770		Lincoln National Corp.	2,272,905
		TOTAL	2,387,107
		Multiline Retail – 0.2%
6,000		Macy's, Inc.	173,220
		Newspaper Publishing – 0.1%
300		Washington Post Co., Class B	120,690
		Oil Refiner – 3.1%
17,200	[1]	Tesoro Petroleum Corp.	417,788
126,300		Valero Energy Corp.	3,172,656
		TOTAL	3,590,444
		Oil Service, Explore & Drill – 1.6%
13,000	[1]	Comstock Resources, Inc.	414,700
21,400	[1]	Helix Energy Solutions Group, Inc.	419,012
3,300	[1]	Seacor Holdings, Inc.	331,188
Annual Shareholder Report
24

Shares			Value
11,800	[1]	Unit Corp.	708,118
		TOTAL	1,873,018
		Oil Well Supply – 5.0%
4,600		Carbo Ceramics, Inc.	717,922
76,900		Halliburton Co.	4,208,737
10,600		Schlumberger Ltd.	957,922
		TOTAL	5,884,581
		Paint & Related Materials – 0.2%
2,400		Sherwin-Williams Co.	185,208
		Paper Products – 0.3%
5,700		Boise, Inc.	39,501
10,500		International Paper Co.	311,850
		TOTAL	351,351
		Personal Loans – 2.4%
59,400		Capital One Financial Corp.	2,839,320
		Personnel Agency – 0.1%
1,600		Manpower, Inc.	80,832
		Pollution Control – 1.1%
26,300		Danaher Corp.	1,291,593
		Poultry Products – 0.1%
9,300		Tyson Foods, Inc., Class A	163,308
		Printed Circuit Boards – 0.0%
4,200	[1]	Sanmina-SCI Corp.	47,880
		Property Liability Insurance – 0.1%
1,700		RLI Corp.	107,355
		Railroad – 0.4%
3,100	[1]	Genesee & Wyoming, Inc., Class A	170,624
5,500	[1]	Kansas City Southern Industries, Inc.	326,425
		TOTAL	497,049
		Regional Banks – 5.3%
13,100		Associated Banc-Corp.	178,815
8,500		BB&T Corp.	218,280
100		Cathay Bancorp, Inc.	1,386
5,700		Comerica, Inc.	182,571
33,300		Huntington Bancshares, Inc.	201,299
52,600		KeyCorp	422,904
37,800		PNC Financial Services Group	2,052,162
5,600		SunTrust Banks, Inc.	137,144
Annual Shareholder Report
25

Shares			Value
64,300		Wells Fargo & Co.	1,796,542
48,500		Zions Bancorp	1,062,150
		TOTAL	6,253,253
		Restaurants – 1.1%
2,500	[1]	BJ's Restaurants, Inc.	115,925
1,200	[1]	Buffalo Wild Wings, Inc.	76,236
3,100	[1]	Chipotle Mexican Grill, Inc.	1,006,198
1,100	[1]	Panera Bread Co.	126,841
		TOTAL	1,325,200
		Savings & Loan – 0.7%
68,900		People's United Financial, Inc.	873,652
		Securities Brokerage – 0.0%
2,800	[1]	E*Trade Group, Inc.	44,464
		Semiconductor Distribution – 1.8%
32,113	[1]	Arrow Electronics, Inc.	1,115,927
34,015	[1]	Avnet, Inc.	996,639
		TOTAL	2,112,566
		Semiconductor Manufacturing – 0.3%
5,100	[1]	IPG Photonics Corp.	306,969
		Services to Medical Professionals – 3.5%
7,100		Aetna, Inc.	294,579
2,300	[1]	Coventry Health Care, Inc.	73,600
10,300		Humana, Inc.	768,174
5,400		Quest Diagnostics, Inc.	291,654
27,900		UnitedHealth Group, Inc.	1,384,677
18,473	[1]	Wellpoint, Inc.	1,247,851
		TOTAL	4,060,535
		Shoes – 0.3%
3,800	[1]	Deckers Outdoor Corp.	377,150
		Silver Production – 0.1%
2,700	[1]	Coeur d'Alene Mines Corp.	73,683
		Soft Drinks – 0.6%
5,300		Coca-Cola Enterprises, Inc.	148,983
13,800		Dr. Pepper Snapple Group, Inc.	521,088
		TOTAL	670,071
		Software Packaged/Custom – 1.4%
7,000		CA, Inc.	156,100
3,400		Computer Sciences Corp.	119,952
Annual Shareholder Report
26

Shares			Value
1,200	[1]	F5 Networks, Inc.	112,176
6,200	[1]	Informatica Corp.	317,006
6,200	[1]	Red Hat, Inc.	260,896
6,400	[1]	Symantec Corp.	121,984
5,900	[1]	VMware, Inc., Class A	592,006
		TOTAL	1,680,120
		Specialty Chemicals – 0.3%
2,500		Airgas, Inc.	171,750
2,300		Ashland, Inc.	140,852
200		Cabot Corp.	7,820
2,200	[1]	OM Group, Inc.	79,816
		TOTAL	400,238
		Specialty Machinery – 0.5%
7,500		Gardner Denver, Inc.	639,675
		Specialty Retailing – 3.0%
3,300		Abercrombie & Fitch Co., Class A	241,296
2,100		Advance Auto Parts, Inc.	115,437
2,200	[1]	AutoNation, Inc.	82,742
1,600	[1]	Big Lots, Inc.	55,728
63,087		CVS Caremark Corp.	2,293,212
4,600	[1]	Dollar General Corp.	144,716
3,600		PetSmart, Inc.	154,872
6,300		Staples, Inc.	101,178
3,900	[1]	Vera Bradley, Inc.	141,453
2,000	[1]	Vitamin Shoppe Industries, Inc.	87,120
2,500		Williams-Sonoma, Inc.	92,550
		TOTAL	3,510,304
		Telecommunication Equipment & Services – 0.9%
11,000		Motorola, Inc.	493,790
10,600		Qualcomm, Inc.	580,668
		TOTAL	1,074,458
		Truck Manufacturing – 0.1%
2,400	[1]	Navistar International Corp.	123,144
		Undesignated Consumer Cyclicals – 0.2%
1,900	[1]	Apollo Group, Inc., Class A	96,577
1,000	[1]	ITT Educational Services, Inc.	85,670
		TOTAL	182,247
Annual Shareholder Report
27

Shares			Value
		Undesignated Health – 0.1%
2,200	[1]	Cerner Corp.	146,278
		Uniforms – 0.1%
2,900		Cintas Corp.	94,395
		TOTAL COMMON STOCKS (IDENTIFIED COST $109,076,616)	115,867,065
		MUTUAL FUND – 1.7%
2,027,952	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	2,027,952
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $111,104,568)[4]	117,895,017
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(369,466)
		TOTAL NET ASSETS — 100%	$117,525,551
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $111,359,896.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. Including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
28

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at value including $2,027,952 of investments in an affiliated holding (Note 5) (identified cost $111,104,568)		$117,895,017
Income receivable		148,533
Receivable for investments sold		3,264,613
Receivable for shares sold		80,558
TOTAL ASSETS		121,388,721
Liabilities:
Payable for investments purchased	$3,256,416
Payable for shares redeemed	433,931
Payable for distribution services fee (Note 5)	22,282
Payable for shareholder services fee (Note 5)	22,259
Accrued expenses	128,282
TOTAL LIABILITIES		3,863,170
Net assets for 9,455,596 shares outstanding		$117,525,551
Net Assets Consist of:
Paid-in capital		$241,427,353
Net unrealized appreciation of investments		6,790,449
Accumulated net realized loss on investments		(130,759,964)
Undistributed net investment income		67,713
TOTAL NET ASSETS		$117,525,551
Annual Shareholder Report
29

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($40,226,928 ÷ 3,222,813 shares outstanding), no par value, unlimited shares authorized	$12.48
Offering price per share (100/94.50 of $12.48)	$13.21
Redemption proceeds per share	$12.48
Class C Shares:
Net asset value per share ($31,128,503 ÷ 2,569,156 shares outstanding), no par value, unlimited shares authorized	$12.12
Offering price per share	$12.12
Redemption proceeds per share (99.00/100 of $12.12)	$12.00
Class R Shares:
Net asset value per share ($2,972,809 ÷ 239,062 shares outstanding), no par value, unlimited shares authorized	$12.44
Offering price per share	$12.44
Redemption proceeds per share	$12.44
Institutional Shares:
Net asset value per share ($43,197,311 ÷ 3,424,565 shares outstanding), no par value, unlimited shares authorized	$12.61
Offering price per share	$12.61
Redemption proceeds per share	$12.61

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
30

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Dividends (including $3,710 received from an affiliated holding (Note 5))			$1,999,327
Expenses:
Investment adviser fee (Note 5)		$974,363
Administrative fee (Note 5)		270,000
Custodian fees		14,415
Transfer and dividend disbursing agent fees and expenses (Note 2)		288,349
Directors'/Trustees' fees		3,175
Auditing fees		22,579
Legal fees		6,848
Portfolio accounting fees		78,671
Distribution services fee (Note 5)		285,669
Shareholder services fee (Note 5)		205,654
Account administration fee (Note 2)		272
Share registration costs		61,392
Printing and postage		50,887
Insurance premiums		4,399
Miscellaneous		6,902
TOTAL EXPENSES		2,273,575
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(194,280)
Waiver of administrative fee (Note 5)	(53,699)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(94,755)
TOTAL WAIVERS AND REIMBURSEMENTS		(342,734)
Net expenses			1,930,841
Net investment income			68,486
Realized and Unrealized Gain on Investments:
Net realized gain on investments			21,524,570
Net change in unrealized appreciation of investments			824,024
Net realized and unrealized gain on investments			22,348,594
Change in net assets resulting from operations			$22,417,080

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
31

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,486	$472,044
Net realized gain on investments	21,524,570	19,644,910
Net change in unrealized appreciation/depreciation of investments	824,024	(6,201,601)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,417,080	13,915,353
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(193,416)	(583,973)
Class C Shares	—	(6,025)
Class R Shares	(1,842)	(12,200)
Institutional Shares	(276,596)	(533,214)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(471,854)	(1,135,412)
Share Transactions:
Proceeds from sale of shares	22,465,156	19,532,139
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	10,496,720
Net asset value of shares issued to shareholders in payment of distributions declared	434,830	1,068,819
Cost of shares redeemed	(65,538,863)	(92,070,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,638,877)	(60,973,198)
Change in net assets	(20,693,651)	(48,193,257)
Net Assets:
Beginning of period	138,219,202	186,412,459
End of period (including undistributed net investment income of $67,713 and $471,081, respectively)	$117,525,551	$138,219,202

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
32

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

Effective December 31, 2010, Class K Shares were renamed Class R Shares.

On March 19, 2010, the Fund acquired all of the net assets of Federated MDT Tax Aware/All Cap Core Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 12, 2010. The purpose of the transaction was to combine two portfolios managed by Federated MDTA LLC with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income*	$501,149
Net realized and unrealized gain (loss) on investments	$15,467,610
Net increase in net assets resulting from operations	$15,968,759
*	Net investment income includes $26,049 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 19, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
922,522	$10,496,720	$1,330,038	$165,493,416	$175,990,136

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Annual Shareholder Report

33

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund Annual Shareholder Report

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normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$126,207	$(58,223)	$272
Class C Shares	99,117	$(35,141)	—
Class R Shares	10,394	—	—
Institutional Shares	52,631	(1,391)	—
TOTAL	$288,349	$(94,755)	$272

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	328,142	$4,029,120	733,878	$7,913,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	412,781	4,701,779
Shares issued to shareholders in payment of distributions declared	15,294	183,529	50,820	561,556
Shares redeemed	(2,285,365)	(27,236,700)	(4,301,121)	(46,491,567)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,941,929)	$(23,024,051)	(3,103,642)	$(33,314,852)
Year Ended July 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	355,709	$4,287,880	432,751	$4,549,627
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	180,943	2,013,838
Shares issued to shareholders in payment of distributions declared	—	—	481	5,204
Shares redeemed	(1,633,873)	(18,969,226)	(2,207,745)	(23,182,102)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,278,164)	$(14,681,346)	(1,593,570)	$(16,613,433)
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Year Ended July 31	2011		2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	125,054	$1,537,837	122,279	$1,312,548
Shares issued to shareholders in payment of distributions declared	153	1,842	1,102	12,185
Shares redeemed	(104,836)	(1,281,271)	(100,223)	(1,089,383)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	20,371	$258,408	23,158	$235,350
Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	971,643	$12,610,319	521,586	$5,756,584
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	328,798	3,781,103
Shares issued to shareholders in payment of distributions declared	20,599	249,459	43,895	489,874
Shares redeemed	(1,504,407)	(18,051,666)	(1,951,339)	(21,307,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(512,165)	$(5,191,888)	(1,057,060)	$(11,280,263)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,711,887)	$(42,638,877)	(5,731,114)	$(60,973,198)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$471,854	$1,135,412

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$67,713
Net unrealized appreciation	$6,535,121
Capital loss carryforwards	$(130,504,636)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At July 31, 2011, the cost of investments for federal tax purposes was $111,359,896. The net unrealized appreciation of investments for federal tax purposes was $6,535,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,883,180 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,348,059.

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At July 31, 2011, the Fund had a capital loss carryforward of $130,504,636 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$436,199
2017	$60,477,556
2018	$69,590,881

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the utilization of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $21,309,275 to offset taxable capital gains realized during the year ended July 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser waived $192,149 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, FAS waived $53,699 of its fee. The net fee paid to FAS was 0.166% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$271,582
Class R Shares	14,087
TOTAL	$285,669

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC retained $14,310 of fees paid by the Fund. For the year ended July 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2011, FSC retained $2,667 in sales charges from the sale of Class A Shares. FSC also retained $169 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$115,127
Class C Shares	90,527
TOTAL	$205,654

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2011, the Adviser reimbursed $2,131. Transactions involving the affiliated holding during the year ended July 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2010	2,091,556
Purchases/Additions	48,744,440
Sales/Reductions	48,808,044
Balance of Shares Held 7/31/2011	2,027,952
Value	$2,027,952
Dividend Income	$3,710

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2011, were as follows:

Purchases	$195,932,249
Sales	$238,411,502

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or Annual Shareholder Report

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secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended July 31, 2011, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:

We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Annual Shareholder Report

48

Evaluation and Approval of Advisory Contract – May 2011

federated mdt all cap core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

49

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

50

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Annual Shareholder Report

51

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Annual Shareholder Report

52

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
53

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
54

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718
Cusip 31421R304

37309 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

[Page Intentionally Left Blank]

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
A	QABGX
C	QCBX
R*	QKBGX
IS	QIBGX

*formerly, Class K Shares

Federated MDT Balanced Fund

Fund Established 2002

A Portfolio of Federated MDT Series

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

1

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.86	$10.17	$12.51	$13.75	$13.21
Income From Investment Operations:
Net investment income	0.15[2]	0.16[2]	0.20[2]	0.28[2]	0.20[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.33	0.71	(2.27)	(1.00)	1.15
TOTAL FROM INVESTMENT OPERATIONS	1.48	0.87	(2.07)	(0.72)	1.35
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.27)	(0.17)	(0.16)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.17)	(0.18)	(0.27)	(0.52)	(0.81)
Net Asset Value, End of Period	$12.17	$10.86	$10.17	$12.51	$13.75
Total Return[3]	13.67%	8.51%	(16.35)%	(5.60)%	10.39%
Ratios to Average Net Assets:
Net expenses	1.28%	1.21%	1.30%	1.31%	1.40%
Net investment income	1.27%	1.47%	2.03%	2.08%	1.42%
Expense waiver/reimbursement[4]	0.23%	0.25%	0.14%	0.03%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,358	$86,018	$105,635	$153,458	$51,167
Portfolio turnover	139%	130%	231%	158%	174%
1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.70	$10.03	$12.30	$13.60	$13.13
Income From Investment Operations:
Net investment income	0.06[2]	0.08[2]	0.13[2]	0.19[2]	0.09[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.31	0.69	(2.23)	(1.00)	1.14
TOTAL FROM INVESTMENT OPERATIONS	1.37	0.77	(2.10)	(0.81)	1.23
Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.17)	(0.14)	(0.11)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.08)	(0.10)	(0.17)	(0.49)	(0.76)
Net Asset Value, End of Period	$11.99	$10.70	$10.03	$12.30	$13.60
Total Return[3]	12.85%	7.63%	(16.95)%	(6.28)%	9.50%
Ratios to Average Net Assets:
Net expenses	2.04%	1.96%	2.05%	2.05%	2.15%
Net investment income	0.52%	0.71%	1.28%	1.41%	0.66%
Expense waiver/reimbursement[4]	0.19%	0.22%	0.10%	0.03%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,512	$49,907	$55,582	$82,033	$15,775
Portfolio turnover	139%	130%	231%	158%	174%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2007[1]
	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.83	$10.14	$12.51	$13.77	$14.28
Income From Investment Operations:
Net investment income	0.09[2]	0.10[2]	0.15[2]	0.20[2]	0.05[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.32	0.72	(2.27)	(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	1.41	0.82	(2.12)	(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.25)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.12)	(0.13)	(0.25)	(0.48)	(0.82)
Net Asset Value, End of Period	$12.12	$10.83	$10.14	$12.51	$13.77
Total Return[3]	13.08%	8.01%	(16.75)%	(6.01)%	2.33%
Ratios to Average Net Assets:
Net expenses	1.79%	1.70%	1.79%	1.77%	1.90%[4]
Net investment income	0.77%	0.96%	1.56%	1.53%	0.60%[4]
Expense waiver/reimbursement[5]	0.17%	0.21%	0.09%	0.02%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$665	$673	$597	$708	$18
Portfolio turnover	139%	130%	231%	158%	174%[6]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.90	$10.21	$12.57	$13.79	$13.23
Income From Investment Operations:
Net investment income	0.18[2]	0.19[2]	0.23[2]	0.30[2]	0.24[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.34	0.71	(2.28)	(0.98)	1.14
TOTAL FROM INVESTMENT OPERATIONS	1.52	0.90	(2.05)	(0.68)	1.38
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.31)	(0.19)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.21)	(0.21)	(0.31)	(0.54)	(0.82)
Net Asset Value, End of Period	$12.21	$10.90	$10.21	$12.57	$13.79
Total Return[3]	13.99%	8.74%	(16.13)%	(5.33)%	10.61%
Ratios to Average Net Assets:
Net expenses	1.04%	0.96%	1.05%	1.06%	1.14%
Net investment income	1.52%	1.71%	2.29%	2.22%	1.74%
Expense waiver/reimbursement[4]	0.18%	0.21%	0.09%	0.03%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,473	$49,127	$50,161	$71,949	$81,634
Portfolio turnover	139%	130%	231%	158%	174%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.60	$6.48
Class C Shares	$1,000	$1,007.60	$10.20
Class R Shares	$1,000	$1,009.20	$9.02
Institutional Shares	$1,000	$1,013.30	$5.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.51
Class C Shares	$1,000	$1,014.63	$10.24
Class R Shares	$1,000	$1,015.82	$9.05
Institutional Shares	$1,000	$1,019.59	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.81%
Institutional Shares	1.05%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2011, was 13.67% for Class A Shares, 12.85% for Class C Shares, 13.08% for Class R Shares and 13.99% for Institutional Shares. Over the same period, the Standard & Poor's 500 Index1 (S&P 500) and the Barclays Capital U.S. Aggregate Bond Index,2 each a broad-based securities market index, returned 19.65% and 4.44%, respectively.

1	The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
2	The Barclay's Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.
Annual Shareholder Report

MArket Overview

Over the reporting period, domestic equity market performance was strong as evidenced by the 20.94% return of the Russell 3000® Index,3 which represents the performance of the 3000 largest U.S. companies by market capitalization. Mid-cap stocks led the way as demonstrated by the 24.51% return of the Russell Midcap® Index,4 which exceeded the 19.09% and 23.92% results for the Russell Top 200® Index,5 representing large-cap stocks, and the Russell 2000® Index,6 representing small-cap stocks, respectively. Growth stocks outperformed value stocks during the year with the Russell 3000 Growth® Index7 returning 25.12% as compared to 16.90% for the Russell 3000® Value Index.8

3	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and investments cannot be made directly in an index.
4	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and investments cannot be made directly in an index.
5	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index, which represents approximately 68% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and investments cannot be made directly in an index.
6	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged and investments cannot be made directly in an index.
7	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged and investments cannot be made directly in an index.
8	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged and investments cannot be made directly in an index.

Annual Shareholder Report

Real Estate Investment Trust (REIT) fundamentals benefited from the gradual improvement in employment conditions and a decline in interest rates which boosted property valuations. For the period, the Standard & Poor's U.S. REIT Index9 returned 24.16%.

International equities10 in developed markets underperformed the domestic equity market during the period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index11 returning 17.17%. Emerging market12 equities had similar results with the MSCI Emerging Markets Free Index13 returning 17.45%.

It was a relatively calm period in fixed income markets as the economic recovery continued, albeit at a modest pace compared to prior recoveries. Credit-related sectors continued to show the easing of tensions as spreads narrowed in high yield, emerging markets, commercial mortgage backed securities (CMBS), and investment-grade corporate markets, but remained above previous cyclical lows. Total returns of all bond sectors were modestly positive with the return of the Barclays Capital U.S. Aggregate Bond Index at 4.44% for the period. Treasury rates for the longest maturity issues were up slightly, but declined as much as 0.30% for intermediate and shorter-term instruments.

9	The S&P REIT Index tracks the market performance of U.S. Real Estate Investment Trusts, known as REITs. It consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate portfolio. Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks. The index is unmanaged and investments cannot be made directly in an index.
10	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
11	The EAFE Index measures international equity performance. It comprises 22 MSCI country indices, representing the developed markets outside of North America. The index is unmanaged and investments cannot be made directly in an index.
12	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
13	The MSCI Emerging Markets Free Index is an unmanaged index consisting of 21 emerging market countries. The index is unmanaged and investments cannot be made directly in an index.

Annual Shareholder Report

ASSET ALLOCATION

During the 12-month reporting period, equity investments accounted for an average of approximately 67% of the portfolio while fixed income and cash investments accounted for an average of 33%. This emphasis on equities helped results particularly during the first six months when stocks made most of their gains. The allocation to equities was increased early in the period, funded primarily through a reduction in cash holdings. Within the Fund's equity portfolio, the allocations to emerging market equities and REIT investments were reduced marginally in favor of domestic equity investments.

EQUITIES

Domestic equity investments, which were managed using Federated MDT's proprietary Optimum Q Process, marginally underperformed the Russell 3000® Index during the 12-month reporting period. The most significant positive factor in the Fund's domestic equity performance relative to the Russell 3000® Index was an overweight in the Energy sector, which outperformed the index. Stock selection in the Financials, Industrials and Materials sectors also contributed positively. The most significant negative factor was an overweight in the Financials sector, which underperformed the Russell 3000® Index. Stock selection in the Information Technology and Health Care sectors also detracted significantly.

FIXED INCOME

The bond portion of the portfolio outperformed the Barclays Capital U.S. Aggregate Bond Index by a wide margin as a result of sector management and security selection. The duration call dragged down performance considerably and yield curve management was a very slight positive. Overweights in the best performing sectors were a big boost to performance along with a lower quality bias. Security selection added to performance in the CMBS, investment-grade corporates, and high yield14 areas. Security selection in the mortgage-backed securities (MBS)15 and emerging market sectors were the only broad sector drags to performance.

14	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
15	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (Class A Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Standard and Poor's 500 Index (S&P 500)3 and the Barclays Capital U.S. Aggregate Bond Index (BCAB).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	7.44%
5 Years	0.32%
Start of Performance (10/1/2002)[4]	5.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, BCAB and the Lipper Mixed-Asset Target Allocation Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 and the BCAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The start of performance date was October 1, 2002. Class A Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (Class C Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Standard and Poor's 500 Index (S&P 500)3 and the Barclays Capital U.S. Aggregate Bond Index (BCAB).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	11.85%
5 Years	0.69%
Start of Performance (10/1/2002)[4]	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00%, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, BCAB and Lipper Mixed-Asset Target Allocation Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The start of performance date was October 1, 2002. Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class C Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class C Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS R SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (Class R Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Standard and Poor's 500 Index (S&P 500)3 and the Barclays Capital U.S. Aggregate Bond Index (BCAB).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	13.08%
5 Years	1.04%
Start of Performance (10/1/2002)[4]	5.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, BCAB and the Lipper Mixed-Asset Target Allocation Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 and the BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The start of performance date was October 1, 2002. Class R Shares of the Fund were offered beginning December 12, 2006. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for total annual operating expenses applicable to the Fund's Class R Shares. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class R Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (Institutional Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2011, compared to the Standard and Poor's 500 Index (S&P 500)3 and the Barclays Capital U.S. Aggregate Bond Index (BCAB).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	13.99%
5 Years	1.71%
Start of Performance (10/1/2002)	6.67%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, BCAB and the Lipper Mixed-Asset Target Allocation Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	61.0%
Corporate Debt Securities	18.1%
International Equity Securities (including International Exchange-Traded Funds)	5.6%
Mortgage-Backed Securities	5.4%
U.S. Treasury and Agency Securities[2]	2.7%
Collateralized Mortgage Obligations	1.2%
Asset-Backed Securities	1.1%
Foreign Debt Securities	0.6%
Municipal Security	0.1%
Cash Equivalents[3]	5.5%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities — Net[6]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $168,673 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

At July 31, 2011, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:

Industry Composition	Percentage of Equity Securities
Regional Banks	5.0%
Real Estate Investment Trusts	4.9%
Oil Well Supply	4.6%
Money Center Bank	3.7%
Services to Medical Professionals	3.6%
Discount Department Stores	3.3%
Integrated Domestic Oil	3.3%
Oil Refiner	3.0%
Broadcasting	2.9%
Computer Peripherals	2.6%
Specialty Retailing	2.3%
Diversified Oil	2.2%
Financial Services	2.1%
Hotels and Motels	2.1%
Personal Loans	2.1%
AT&T Divestiture	2.0%
Multi-Line Insurance	2.0%
Department Stores	1.9%
Agricultural Chemicals	1.8%
Crude Oil & Gas Production	1.8%
Electronic Test/ Manufacturing Equipment	1.8%
Software Packaged/Custom	1.8%
Integrated International Oil	1.7%
Oil Service, Explore & Drill	1.6%
Building Supply Stores	1.5%
Computers — Midrange	1.5%
Internet Services	1.5%
Semiconductor Distribution	1.4%
Multi-Industry Capital Goods	1.2%
Annual Shareholder Report

Industry Composition	Percentage of Equity Securities
Cable TV	1.1%
Ethical Drugs	1.1%
Restaurants	1.1%
Cosmetics & Toiletries	1.0%
Pollution Control	1.0%
Other[8]	23.5%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments

July 31, 2011

Principal Amount or Shares			Value
		COMMON STOCKS – 61.6%
		Agricultural Chemicals – 1.1%
23,100		Bunge Ltd.	1,589,511
1,100		Scotts Co.	55,506
		TOTAL	1,645,017
		Airline — Regional – 0.4%
9,700	[1]	Alaska Air Group, Inc.	592,864
		Aluminum – 0.2%
17,506	[1]	Century Aluminum Co.	227,928
		Apparel – 0.4%
3,836	[1]	Ann, Inc.	99,506
1,767	[1]	Carter's, Inc.	59,194
2,503	[1]	Express, Inc.	56,167
476		Oxford Industries, Inc.	18,650
551	[1]	True Religion Apparel, Inc.	18,563
3,100	[1]	Under Armour, Inc., Class A	227,571
2,883	[1]	Warnaco Group, Inc.	153,664
		TOTAL	633,315
		AT&T Divestiture – 1.2%
52,100		Verizon Communications	1,838,609
		Auto Original Equipment Manufacturers – 0.3%
200	[1]	AutoZone, Inc.	57,090
734	[1]	Dana Holding Corp.	12,236
1,429		Meritor, Inc.	19,292
2,900	[1]	O'Reilly Automotive, Inc.	172,550
783		Sun Hydraulics, Inc.	22,323
3,563	[1]	Tenneco Automotive, Inc.	142,306
		TOTAL	425,797
		Auto Dealerships – 0.0%
601		Group 1 Automotive, Inc.	28,626
		Auto Part Replacement – 0.1%
2,500		Genuine Parts Co.	132,900
		Auto Rentals – 0.1%
556	[1]	AMERCO	50,118
2,695	[1]	Avis Budget Group, Inc.	40,721
Annual Shareholder Report

Principal Amount or Shares			Value
2,026	[1]	United Rentals, Inc.	46,618
		TOTAL	137,457
		Biotechnology – 0.2%
383	[1]	Air Methods Corp.	26,848
4,100	[1]	Illumina, Inc.	256,045
751	[1]	Medicines Co.	11,250
1,036	[1]	Parexel International Corp.	21,269
722	[1]	Questcor Pharmaceuticals, Inc.	22,418
		TOTAL	337,830
		Broadcasting – 1.8
53,600	[1]	DIRECTV — Class A	2,716,448
		Building Materials – 0.0%
243	[1]	Trex Co., Inc.	5,122
796		Watsco, Inc.	47,107
		TOTAL	52,229
		Building Supply Stores – 0.9%
31,200		Home Depot, Inc.	1,089,816
15,100		Lowe's Cos., Inc.	325,858
		TOTAL	1,415,674
		Business Services – 0.1%
1,875	[1]	Wright Express Corp.	92,250
		Cable & Wireless Television – 0.6%
13,700	[1]	Discovery Communications, Inc.	545,260
3,900		Time Warner Cable, Inc.	285,909
		TOTAL	831,169
		Cable TV – 0.7%
26,500		CBS Corp., Class B	725,305
6,800	[1]	Liberty Global, Inc., Class A	284,240
		TOTAL	1,009,545
		Carpets – 0.0%
289		Interface, Inc.	4,630
1,100	[1]	Mohawk Industries, Inc.	57,233
		TOTAL	61,863
		Clothing Stores – 0.4%
1,884	[1]	Aeropostale, Inc.	31,746
3,300		American Eagle Outfitters, Inc.	43,362
506		Cato Corp., Class A	14,077
Annual Shareholder Report

Principal Amount or Shares			Value
3,200	[1]	Fossil, Inc.	402,144
5,700		Gap (The), Inc.	109,953
936	[1]	Jos A. Bank Clothiers, Inc.	48,026
		TOTAL	649,308
		Commodity Chemicals – 0.3%
738		Newmarket Corp.	121,047
3,900		PPG Industries, Inc.	328,380
		TOTAL	449,427
		Computer Peripherals – 1.6%
5,212	[1]	Fortinet, Inc.	105,908
32,400	[1]	NetApp, Inc.	1,539,648
16,000	[1]	Sandisk Corp.	680,480
954		Silicon Graphics International Corp.	13,614
516	[1]	Synaptics, Inc.	12,678
2,800	[1]	Western Digital Corp.	96,488
		TOTAL	2,448,816
		Computer Services – 0.2%
263	[1]	CACI International, Inc., Class A	15,538
1,113	[1]	Manhattan Associates, Inc.	41,515
7,500	[1]	Synnex Corp.	212,400
866	[1]	Unisys Corp.	17,987
		TOTAL	287,440
		Computer Stores – 0.4%
2,557	[1]	Insight Enterprises, Inc.	43,034
11,300	[1]	Tech Data Corp.	527,371
		TOTAL	570,405
		Computers - Midrange – 1.0%
40,700		Hewlett-Packard Co.	1,431,012
		Construction Machinery – 0.3%
309		NACCO Industries, Inc., Class A	28,082
14,900		Trinity Industries, Inc.	443,871
		TOTAL	471,953
		Cosmetics & Toiletries – 0.6%
2,100		Avon Products, Inc.	55,083
2,600		Estee Lauder Cos., Inc., Class A	272,766
1,845	[1]	Revlon, Inc., Class A	31,070
4,396	[1]	Sally Beauty Holdings, Inc.	75,611
Annual Shareholder Report

Principal Amount or Shares			Value
8,099	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	510,480
		TOTAL	945,010
		Consumer Goods – 0.0%
781		Pool Corp.	20,892
		Crude Oil & Gas Production – 1.1%
1,169		Berry Petroleum Co., Class A	67,042
40,200		Chesapeake Energy Corp.	1,380,870
721	[1]	Clayton Williams Energy, Inc.	47,817
306	[1]	Gulfport Energy Corp.	11,157
1,291	[1]	Rosetta Resources, Inc.	66,835
1,620	[1]	Stone Energy Corp.	52,585
2,144		W&T Offshore, Inc.	58,102
		TOTAL	1,684,408
		Defense Aerospace – 0.1%
1,400	[1]	Aerovironment, Inc.	40,362
2,900	[1]	BE Aerospace, Inc.	115,420
320		Heico Corp.	16,723
		TOTAL	172,505
		Defense Electronics – 0.2%
6,000		Northrop Grumman Corp.	363,060
		Department Stores – 1.2%
8,900	[1]	Kohl's Corp.	486,919
3,600		Penney (J.C.) Co., Inc.	110,736
2,832	[1]	Saks, Inc.	30,416
2,200	[1]	Sears Holdings Corp.	153,274
19,200		Target Corp.	988,608
		TOTAL	1,769,953
		Discount Department Stores – 2.0%
242		PriceSmart, Inc.	14,162
57,500		Wal-Mart Stores, Inc.	3,030,825
		TOTAL	3,044,987
		Diversified Leisure – 0.3%
3,864	[1]	Coinstar, Inc.	188,795
5,600	[1]	Las Vegas Sand Corp.	264,208
		TOTAL	453,003
		Diversified Oil – 1.4%
32,100		Murphy Oil Corp.	2,061,462
Annual Shareholder Report

Principal Amount or Shares			Value
		Drug Stores – 0.5%
20,700		Walgreen Co.	808,128
		Education and Training Services – 0.2%
1,500	[1]	Apollo Group, Inc., Class A	76,245
388	[1]	Capella Education Co.	16,587
800	[1]	ITT Educational Services, Inc.	68,536
419		Strayer Education, Inc.	50,971
		TOTAL	212,339
		Electric & Electronic Original Equipment Manufacturers – 0.1%
601	[1]	Altra Holdings, Inc.	13,366
2,500	[1]	General Cable Corp.	99,425
		TOTAL	112,791
		Electric Utility – 0.6%
33,000	[1]	Calpine Corp.	536,250
11,900		Portland General Electric Co.	294,882
		TOTAL	831,132
		Electrical Equipment – 0.1%
784		Belden, Inc.	28,891
1,135	[1]	Littelfuse, Inc.	57,987
		TOTAL	86,878
		Electronic Instruments – 0.0%
308		Computer Programs and Systems, Inc.	22,607
218	[1]	FEI Co.	7,203
281	[1]	OYO Geospace Corp.	28,502
		TOTAL	58,312
		Electronic Test/Measuring Equipment – 1.1%
39,800	[1]	Agilent Technologies, Inc.	1,677,968
713		MTS Systems Corp.	28,099
		TOTAL	1,706,067
		Electronics Stores – 0.1%
7,300		Best Buy Co., Inc.	201,480
		Ethical Drugs – 0.7%
26,900		Lilly (Eli) & Co.	1,030,270
		Financial Services – 1.3%
774		Deluxe Corp.	18,220
35,300		Discover Financial Services	904,033
3,400		Mastercard, Inc., Class A	1,031,050
Annual Shareholder Report

Principal Amount or Shares			Value
1,900		Nelnet, Inc., Class A	38,304
		TOTAL	1,991,607
		Food Wholesaling – 0.2%
8,100		Sysco Corp.	247,779
		Furniture – 0.1%
1,105	[1]	Select Comfort Corp.	18,586
1,972	[1]	Tempur-Pedic International, Inc.	142,004
		TOTAL	160,590
		Generic Drugs – 0.1%
1,211	[1]	Impax Laboratories, Inc.	25,649
1,441	[1]	Jazz Pharmaceuticals, Inc.	58,317
1,003		Medicis Pharmaceutical Corp., Class A	37,292
817	[1]	Par Pharmaceutical Cos, Inc.	26,463
		TOTAL	147,721
		Grocery Chain – 0.5%
757		Casey's General Stores, Inc.	34,065
8,200		Kroger Co.	203,934
960		Ruddick Corp.	40,224
7,100		Safeway, Inc.	143,207
5,100		Whole Foods Market, Inc.	340,170
		TOTAL	761,600
		Health Care – 0.0%
511	[1]	HealthSouth Corp.	12,468
		Health Care Technology – 0.0%
231	[1]	athenahealth, Inc.	13,581
		Home Building – 0.1%
15,900	[1]	Pulte Group, Inc.	109,233
		Home Health Care – 0.0%
334	[1]	Amerigroup Corp.	18,370
431	[1]	Wellcare Health Plans, Inc.	18,899
		TOTAL	37,269
		Home Products – 0.2%
900	[1]	Energizer Holdings, Inc.	72,576
2,953		Tupperware Brands Corp.	184,533
		TOTAL	257,109
		Hospitals – 0.0%
867		Ensign Group, Inc.	24,623
Annual Shareholder Report

Principal Amount or Shares			Value
		Hotels – 0.1%
2,200		Starwood Hotels & Resorts	120,912
		Hotels and Motels – 1.3%
12,600		Wynn Resorts Ltd.	1,936,368
		Household Appliances – 0.1%
2,600		Whirlpool Corp.	179,998
		Industrial Machinery – 0.5%
782		Actuant Corp.	19,323
337		Gorman Rupp Co.	10,980
4,400		Graco, Inc.	193,292
7,552	[1]	Polypore International, Inc.	513,536
		TOTAL	737,131
		Integrated Domestic Oil – 2.0%
42,300		ConocoPhillips	3,045,177
		Integrated International Oil – 1.0%
14,900		Chevron Corp.	1,549,898
		International Bank – 0.1%
1,977	[1]	Signature Bank	116,959
		Internet Services – 0.9%
6,699	[1]	Ancestry.com, Inc.	238,551
2,100	[1]	Priceline.com, Inc.	1,129,065
343	[1]	Travelzoo, Inc.	18,111
		TOTAL	1,385,727
		Leasing – 0.0%
717	[1]	RSC Holdings, Inc.	8,561
		Life Insurance – 0.3%
8,500		Prudential Financial	498,780
		Machined Parts Original Equipment Manufacturers – 0.0%
956		Applied Industrial Technologies, Inc.	30,516
		Mail Order – 0.0%
202	[1]	HSN, Inc.	6,603
		Maritime – 0.0%
1,297		Frontline Ltd.	14,916
557		Golar LNG Ltd.	21,238
		TOTAL	36,154
		Meat Packing – 0.4%
24,600	[1]	Smithfield Foods, Inc.	541,692
Annual Shareholder Report

Principal Amount or Shares			Value
		Medical Supplies – 0.1%
482	[1]	Medidata Solutions, Inc.	9,847
316	[1]	Orthofix International NV	13,345
1,352		Owens & Minor, Inc.	41,236
1,236		Steris Corp.	43,248
		TOTAL	107,676
		Medical Technology – 0.4%
554	[1]	Arthrocare Corporation	18,310
5,500	[1]	Edwards Lifesciences Corp.	392,425
654	[1]	Integra Lifesciences Corp.	29,476
200	[1]	Intuitive Surgical, Inc.	80,110
		TOTAL	520,321
		Metal Fabrication – 0.2%
1,271		Barnes Group, Inc.	30,949
895		Mueller Industries, Inc.	33,589
5,800	[1]	RTI International Metals	186,006
3,743		Worthington Industries, Inc.	78,491
		TOTAL	329,035
		Miscellaneous Communications – 0.0%
2,029	[1]	Leap Wireless International, Inc.	27,310
		Miscellaneous Components – 0.4%
11,200	[1]	Fairchild Semiconductor International, Inc., Class A	168,112
4,800	[1]	International Rectifier Corp.	123,312
1,111	[1]	MKS Instruments, Inc.	27,719
1,305	[1]	TriMas Corp.	31,281
22,000	[1]	Vishay Intertechnology, Inc.	302,940
		TOTAL	653,364
		Miscellaneous Food Products – 0.1%
5,400		Fresh Del Monte Produce, Inc.	132,354
		Miscellaneous Machinery – 0.1%
644	[1]	Colfax Corp.	17,433
2,336		Nordson Corp.	119,206
900		SPX Corp.	67,716
		TOTAL	204,355
		Miscellaneous Metals – 0.0%
508		Haynes International, Inc.	31,821
		Money Center Bank – 2.3%
1,500		International Bancshares Corp.	25,230
Annual Shareholder Report

Principal Amount or Shares			Value
77,500		JPMorgan Chase & Co.	3,134,875
7,500		State Street Corp.	311,025
		TOTAL	3,471,130
		Multi-Industry Basic – 0.1%
4,135		Olin Corp.	86,463
		Multi-Industry Capital Goods – 0.7%
1,423		Acuity Brands, Inc. Holding Company	69,286
4,100	[1]	Ceradyne, Inc.	132,881
48,800		General Electric Co.	874,008
		TOTAL	1,076,175
		Multi-Industry Transportation – 0.2%
1,572		Brinks Co. (The)	46,909
2,800		FedEx Corp.	243,264
		TOTAL	290,173
		Multi-Line Insurance – 1.2%
3,400	[1]	CNO Financial Group, Inc.	24,990
1,300		FBL Financial Group, Inc., Class A	40,924
67,300		Lincoln National Corp.	1,783,450
		TOTAL	1,849,364
		Multi-Line Retail – 0.1%
5,800		Macy's, Inc.	167,446
		Newspaper Publishing – 0.1%
200		Washington Post Co., Class B	80,460
		Nickel – 0.1%
3,740	[1]	Globe Specialty Metals, Inc.	86,319
		Office Furniture – 0.1%
524		HNI Corp.	10,957
2,551		Knoll, Inc.	46,556
804		Miller Herman, Inc.	18,500
		TOTAL	76,013
		Office Supplies – 0.0%
675		United Stationers, Inc.	21,661
		Oil, Gas & Consumable Fuels – 0.0%
2,042	[1]	CVR Energy, Inc.	54,828
		Oil Refiner – 1.8%
12,300	[1]	Tesoro Petroleum Corp.	298,767
Annual Shareholder Report

Principal Amount or Shares			Value
97,800		Valero Energy Corp.	2,456,736
700	[1]	Western Refining, Inc.	14,301
		TOTAL	2,769,804
		Oil Service, Explore & Drill – 1.0%
332	[1]	Basic Energy Services, Inc.	10,754
1,389	[1]	Complete Production Services, Inc.	54,004
9,900	[1]	Comstock Resources, Inc.	315,810
14,800	[1]	Helix Energy Solutions Group, Inc.	289,784
2,400	[1]	SEACOR Holdings, Inc.	240,864
9,000	[1]	Unit Corp.	540,090
		TOTAL	1,451,306
		Oil Well Supply – 2.8%
4,223		Carbo Ceramics, Inc.	659,084
51,300		Halliburton Co.	2,807,649
4,907		RPC, Inc.	115,903
7,600		Schlumberger Ltd.	686,812
		TOTAL	4,269,448
		Other Communications Equipment – 0.0%
361	[1]	Netgear, Inc.	11,881
		Packaged Food – 0.0%
447	[1]	United Natural Foods, Inc.	18,662
		Paint & Related Materials – 0.1%
741	[1]	Ferro Corp.	9,648
1,700		Sherwin-Williams Co.	131,189
		TOTAL	140,837
		Paper Products – 0.2%
5,800	[1]	Boise, Inc.	40,194
8,100		International Paper Co.	240,570
346		Rock-Tenn Co.	21,265
		TOTAL	302,029
		Personal & Household – 0.1%
2,029		Nu Skin Enterprises, Inc.	76,169
		Personal Loans – 1.3%
40,800		Capital One Financial Corp.	1,950,240
204		Cash America International, Inc.	11,416
		TOTAL	1,961,656
Annual Shareholder Report

Principal Amount or Shares			Value
		Personnel Agency – 0.0%
1,200		Manpower, Inc.	60,624
		Photo-Optical Component-Equipment – 0.3%
1,487		Cognex Corp.	50,484
582	[1]	Coherent, Inc.	27,953
1,658	[1]	II-VI, Inc.	41,500
5,453	[1]	IPG Photonics Corp.	328,216
		TOTAL	448,153
		Pollution Control – 0.6%
269		CLARCOR, Inc.	11,852
18,500		Danaher Corp.	908,535
		TOTAL	920,387
		Poultry Products – 0.1%
7,800		Tyson Foods, Inc., Class A	136,968
		Printed Circuit Boards – 0.1%
7,000	[1]	Sanmina-SCI Corporation	79,800
		Printing – 0.0%
340	[1]	Consolidated Graphics, Inc.	17,541
		Property Liability Insurance – 0.1%
1,300		RLI Corp.	82,095
		Railroad – 0.2%
2,666	[1]	Genesee & Wyoming, Inc., Class A	146,737
2,900	[1]	Kansas City Southern Industries, Inc.	172,115
		TOTAL	318,852
		Real Estate Investment Trusts – 3.0%
1,700		Alexandria Real Estate Equities, Inc.	139,400
5,000		American Campus Communities, Inc.	186,100
16,000		American Capital Agency Corp.	446,720
56,000		Annaly Capital Management, Inc.	939,680
1,600		Boston Properties, Inc.	171,776
9,600		Digital Realty Trust, Inc.	587,616
27,056		Host Hotels & Resorts, Inc.	428,838
12,500		Plum Creek Timber Co., Inc.	477,750
9,820		ProLogis, Inc.	349,887
1,991		Simon Property Group, Inc.	239,935
15,000		Tanger Factory Outlet Centers, Inc.	411,750
3,000		Taubman Centers, Inc.	179,700
		TOTAL	4,559,152
Annual Shareholder Report

Principal Amount or Shares			Value
		Recreational Goods – 0.0%
676		Sturm Ruger & Co., Inc.	18,468
		Recreational Vehicles – 0.0%
95		Polaris Industries, Inc.	11,262
		Regional Banks – 3.1%
9,100		Associated Banc Corp.	124,215
5,400		BB&T Corp.	138,672
200		Cathay Bancorp, Inc.	2,772
5,200		Comerica, Inc.	166,556
24,300		Huntington Bancshares, Inc.	146,894
39,400		KeyCorp	316,776
32,000		PNC Financial Services Group	1,737,280
4,500		SunTrust Banks, Inc.	110,205
45,500		Wells Fargo & Co.	1,271,270
28,700		Zions Bancorp	628,530
		TOTAL	4,643,170
		Restaurant – 0.7%
2,000	[1]	BJ's Restaurants, Inc.	92,740
1,009	[1]	Buffalo Wild Wings, Inc.	64,102
2,100	[1]	Chipotle Mexican Grill, Inc.	681,618
794		Cracker Barrel Old Country Store, Inc.	35,817
657		P. F. Chang's China Bistro, Inc.	21,635
800	[1]	Panera Bread Co.	92,248
		TOTAL	988,160
		Roofing & Wallboard – 0.0%
609	[1]	Beacon Roofing Supply, Inc.	13,020
		Rubber – 0.0%
1,097		Cooper Tire & Rubber Co.	18,495
		Savings & Loan – 0.4%
51,200		People's United Financial, Inc.	649,216
		Securities Brokerage – 0.0%
2,200	[1]	E*Trade Financial Corp.	34,936
		Semiconductor Distribution – 0.9%
23,300	[1]	Arrow Electronics, Inc.	809,675
18,300	[1]	Avnet, Inc.	536,190
		TOTAL	1,345,865
		Semiconductor Manufacturing – 0.0%
397	[1]	Omnivision Technologies, Inc.	11,608
Annual Shareholder Report

Principal Amount or Shares			Value
		Semiconductor Manufacturing Equipment – 0.1%
1,982	[1]	Brooks Automation, Inc.	18,849
3,838	[1]	GT Solar International, Inc.	52,350
1,112	[1]	Mentor Graphics Corp.	12,710
1,810	[1]	Veeco Instruments, Inc.	72,020
		TOTAL	155,929
		Services to Medical Professionals – 2.2%
5,800		Aetna, Inc.	240,642
309	[1]	Centene Corp.	10,138
1,600	[1]	Coventry Health Care, Inc.	51,200
9,800		Humana, Inc.	730,884
1,323	[1]	PSS World Medical, Inc.	31,659
4,100		Quest Diagnostics, Inc.	221,441
22,800		UnitedHealth Group, Inc.	1,131,564
13,200	[1]	Wellpoint, Inc.	891,660
		TOTAL	3,309,188
		Shoes – 0.4%
4,419	[1]	CROCs, Inc.	138,447
896	[1]	DSW, Inc.	47,470
2,900	[1]	Deckers Outdoor Corp.	287,825
1,749		Wolverine World Wide, Inc.	66,235
		TOTAL	539,977
		Silver Production – 0.0%
1,900	[1]	Coeur d'Alene Mines Corp.	51,851
		Soft Drinks – 0.3%
4,600	[1]	Coca-Cola Enterprises, Inc.	129,306
9,700		Dr. Pepper Snapple Group, Inc.	366,272
		TOTAL	495,578
		Software Packaged/Custom – 1.1%
692	[1]	ACI Worldwide, Inc.	25,023
649	[1]	Acxiom Corp.	8,917
1,469	[1]	Aspen Technology, Inc.	22,770
1,009	[1]	Blue Coat Systems, Inc.	20,331
580	[1]	BroadSoft, Inc.	16,942
6,200		CA, Inc.	138,260
2,200		Computer Sciences Corp.	77,616
422	[1]	Dealertrack Holdings, Inc.	9,786
600	[1]	F5 Networks, Inc.	56,088
Annual Shareholder Report

Principal Amount or Shares			Value
4,500	[1]	Informatica Corp.	230,085
806		Marketaxess Holdings, Inc.	21,061
2,016	[1]	Parametric Technology Corp.	41,912
959	[1]	Progress Software Corp.	23,112
2,285	[1]	Quest Software, Inc.	43,369
5,700	[1]	Red Hat, Inc.	239,856
4,800	[1]	Symantec Corp.	91,488
4,400	[1]	VMware, Inc., Class A	441,496
3,833	[1]	ValueClick, Inc.	69,224
404	[1]	Verint Systems, Inc.	13,744
1,937	[1]	Websense, Inc.	43,931
		TOTAL	1,635,011
		Specialty Chemicals – 0.4%
1,900		Airgas, Inc.	130,530
1,800		Ashland, Inc.	110,232
432		Chemed Corp.	26,270
1,527	[1]	LSB Industries, Inc.	60,683
1,700	[1]	OM Group, Inc.	61,676
2,428	[1]	Rockwood Holdings, Inc.	146,821
		TOTAL	536,212
		Specialty Machinery – 0.3%
5,600		Gardner Denver, Inc.	477,624
		Specialty Retailing – 1.4%
415		Aaron's, Inc.	10,462
2,800		Abercrombie & Fitch Co., Class A	204,736
1,500		Advance Auto Parts, Inc.	82,455
1,165		Ascena Retail Group, Inc.	37,653
1,800	[1]	AutoNation, Inc.	67,698
2,400	[1]	Big Lots, Inc.	83,592
26,200		CVS Corp.	952,370
3,300	[1]	Dollar General Corp.	103,818
344	[1]	Dorman Products, Inc.	12,291
262		Finish Line, Inc., Class A	5,581
493	[1]	Lumber Liquidators Holdings, Inc.	7,745
2,649		Penske Automotive Group, Inc.	58,622
2,300		PetSmart, Inc.	98,946
5,000		Staples, Inc.	80,300
Annual Shareholder Report

Principal Amount or Shares			Value
1,085		Tractor Supply Co.	71,523
3,000	[1]	Vera Bradley, Inc.	108,810
2,288	[1]	Vitamin Shoppe Industries, Inc.	99,665
1,700		Williams-Sonoma, Inc.	62,934
		TOTAL	2,149,201
		Telecommunication Equipment & Services – 0.5%
595		Adtran, Inc.	19,688
1,778	[1]	Anixter International, Inc.	110,983
1,001	[1]	Brightpoint, Inc.	9,099
7,800		Motorola Solutions, Inc.	350,142
4,400		Qualcomm, Inc.	241,032
		TOTAL	730,944
		Toys & Games – 0.0%
2,500		Mattel, Inc.	66,650
		Truck Manufacturing – 0.0%
1,300	[1]	Navistar International Corp.	66,703
		Trucking – 0.1%
2,426	[1]	Old Dominion Freight Lines, Inc.	89,883
		Uniforms – 0.0%
2,000		Cintas Corp.	65,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,586,721)	93,004,298
		Asset-Backed Securities – 1.1%
$375,000		Master Owner Trust 2011-1 A1, Series 2011-1, 1.056%, 1/15/2016	376,193
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.742%, 2/10/2051	271,265
29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	24,544
250,000		Ford Credit Floorplan Master Owner Trust 2011-1, Series 2011-1, 0.786%, 2/15/2016	250,169
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	99,546
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	153,838
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	268,208
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	150,749
50,000	[2,3]	SMART Series 2011-1US Trust A2B, 0.936%, 4/14/2013	50,007
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,595,516)	1,644,519
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 0.8%
$2,108		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	2,158
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	423,062
450,000	[2,3]	Federal Home Loan Mortgage Corp., 4.998%, 5/10/2021	446,874
7,115		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	7,972
14,843		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	17,086
6,375		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	6,629
31,957		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	35,877
33,886		Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	39,167
3,160		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	3,442
7,779		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	8,218
23,994		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	27,017
195,437	[2,3]	JPMorgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	203,155
50,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.257%, 9/15/2047	51,565
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,251,254)	1,272,222
		Corporate Bonds – 14.3%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	109,787
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	92,458
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,126
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	35,677
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, 4.000%, 12/07/2015	20,763
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,226
70,000		RPM International, Inc., 6.500%, 02/15/2018	79,315
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	60,384
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	87,291
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,782
		TOTAL	557,809
		Basic Industry - Metals & Mining – 0.7%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,890
Annual Shareholder Report

Principal Amount or Shares			Value
$85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	93,085
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	104,109
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,687
10,000		ArcelorMittal, 6.125%, 6/01/2018	11,024
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.250%, 08/05/2020	102,064
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	172,197
130,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/01/2019	159,270
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	40,995
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	52,190
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	102,259
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,263
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	66,478
		TOTAL	995,511
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	23,142
105,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	128,905
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,371
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	53,837
		TOTAL	226,255
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,084
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	39,524
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,693
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,353
		TOTAL	147,654
		Capital Goods - Building Materials – 0.1%
105,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 03/15/2020	107,362
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	45,718
		TOTAL	153,080
		Capital Goods - Diversified Manufacturing – 0.5%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,459
60,000		Dover Corp., Note, 5.450%, 03/15/2018	68,977
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,467
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	101,342
160,000		Harsco Corp., 5.750%, 05/15/2018	181,417
80,000		Hubbell, Inc., 5.950%, 06/01/2018	93,580
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	73,313
Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Pentair, Inc., Company Guarantee, 5.000%, 05/15/2021	51,865
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	99,665
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	34,800
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,722
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,496
		TOTAL	820,103
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	95,602
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,051
		TOTAL	126,653
		Capital Goods - Packaging – 0.0%
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	30,935
		Communications - Media & Cable – 0.4%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	238,328
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	21,392
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	84,124
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	54,840
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	114,345
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	38,419
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	28,739
		TOTAL	580,187
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,544
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,504
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,796
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	105,579
		TOTAL	250,423
		Communications - Telecom Wireless – 0.5%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	218,113
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	112,920
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	101,845
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,506
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	31,652
Annual Shareholder Report

Principal Amount or Shares			Value
$100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	114,716
		TOTAL	688,752
		Communications - Telecom Wirelines – 0.3%
100,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.450%, 06/15/2021	103,358
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	137,095
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	45,915
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	30,365
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	72,455
		TOTAL	389,188
		Consumer Cyclical - Automotive – 0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	105,825
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,481
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	13,910
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,683
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	27,296
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	85,469
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,920
		TOTAL	357,584
		Consumer Cyclical - Entertainment – 0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	216,485
90,000	[2,3]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.150%, 04/30/2020	97,862
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	64,709
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	43,406
10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,410
		TOTAL	432,872
		Consumer Cyclical - Lodging – 0.1%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	52,366
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	108,780
		TOTAL	161,146
		Consumer Cyclical - Retailers – 0.3%
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.750%, 07/15/2013	76,400
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	220,087
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	32,588
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	87,338
Annual Shareholder Report

Principal Amount or Shares			Value
$25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	25,358
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,400
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	22,164
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	47,051
		TOTAL	521,386
		Consumer Cyclical - Services – 0.0%
10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	9,706
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	15,027
		TOTAL	24,733
		Consumer Non-Cyclical - Food/Beverage – 0.7%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,482
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	116,517
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	33,031
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	69,168
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,578
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	105,123
135,000		Kellogg Co., 4.250%, 03/06/2013	142,350
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,381
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	81,699
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	115,266
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	106,642
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	79,666
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	20,574
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,018
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,674
		TOTAL	1,134,169
		Consumer Non-Cyclical - Health Care – 0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	48,022
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,947
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	85,646
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	24,207
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	41,267
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	106,635
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	51,014
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,756
		TOTAL	421,494
Annual Shareholder Report

Principal Amount or Shares		Value
	Consumer Non-Cyclical - Pharmaceuticals – 0.3%
$40,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	41,050
125,000	Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	149,711
100,000	Genentech, Inc., Note, 4.750%, 07/15/2015	112,084
40,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	41,810
30,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	36,458
	TOTAL	381,113
	Consumer Non-Cyclical - Products – 0.1%
10,000	Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,253
20,000	Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	21,372
75,000	Philips Electronics NV, 5.750%, 03/11/2018	85,950
80,000	Whirlpool Corp., 5.500%, 03/01/2013	84,742
	TOTAL	202,317
	Consumer Non-Cyclical - Supermarkets – 0.0%
40,000	Kroger Co., Bond, 6.900%, 04/15/2038	48,005
	Consumer Non-Cyclical - Tobacco – 0.1%
70,000	Altria Group, Inc., 9.250%, 08/06/2019	93,384
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	34,877
	TOTAL	128,261
	Energy - Independent – 0.4%
100,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	102,067
50,000	Canadian Natural Resources Ltd., 4.900%, 12/01/2014	55,799
30,000	Devon Financing Corp., Company Guarantee, 6.875%, 09/30/2011	30,304
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,878
150,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	163,485
15,000	Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	16,658
10,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	9,843
75,000	XTO Energy, Inc., 6.375%, 06/15/2038	96,098
60,000	XTO Energy, Inc., 6.750%, 08/01/2037	80,448
	TOTAL	589,580
	Energy - Integrated – 0.2%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	31,229
20,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,055
40,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	43,499
100,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	102,733
100,000	Husky Oil Ltd., Deb., 7.550%, 11/15/2016	120,746
Annual Shareholder Report

Principal Amount or Shares			Value
$30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	33,748
		TOTAL	353,010
		Energy - Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	15,751
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,640
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,129
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	90,643
		TOTAL	142,163
		Energy - Refining – 0.1%
10,000	[2,3]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 03/01/2041	10,771
115,000		Valero Energy Corp., 7.500%, 04/15/2032	136,664
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,216
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,657
		TOTAL	198,308
		Financial Institution - Banking – 1.9%
20,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	21,235
60,000		Bank of America Corp., Note, 4.500%, 4/01/2015	62,913
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	280,507
125,000	[2,3]	Barclays Bank PLC, 5.926%, 9/29/2049	112,885
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	157,062
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,049
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	107,062
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,735
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	175,536
25,000		City National Corp., Note, 5.250%, 09/15/2020	26,182
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	42,359
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	163,675
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,958
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,643
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,898
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,630
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	80,268
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	75,615
170,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	187,501
Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	52,926
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,519
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	108,316
90,000		M & T Bank Corp., 5.375%, 05/24/2012	93,390
120,000		Morgan Stanley, Sr. Unsecd. Note, 3.800%, 04/29/2016	121,107
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	38,076
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	76,981
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	122,502
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,889
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	111,154
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	94,493
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,534
25,000		Suntrust Capital VIII, Jr. Sub. Note, 6.100%, 12/15/2036	24,452
30,000		Wachovia Corp., 5.750%, 02/01/2018	33,794
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	74,564
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	122,259
		TOTAL	2,852,669
		Financial Institution - Brokerage – 0.6%
100,000		BlackRock, Inc., 6.250%, 09/15/2017	118,445
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,743
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	22,395
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	49,602
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	141,598
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	176,754
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	88,810
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	27,475
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	72,050
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	67,372
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,519
		TOTAL	839,763
		Financial Institution - Finance Noncaptive – 0.9%
100,000		American Express Co., 4.875%, 07/15/2013	106,487
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	83,731
150,000		American Express Credit Corp., 5.875%, 05/02/2013	161,477
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	119,068
Annual Shareholder Report

Principal Amount or Shares			Value
$120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,500
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,321
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,507
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	458,691
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,000
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.740%, 12/21/2065	168,198
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,186
		TOTAL	1,389,166
		Financial Institution - Insurance - Health – 0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	58,471
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	53,093
		TOTAL	111,564
		Financial Institution - Insurance - Life – 0.5%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	121,463
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,828
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	44,118
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	17,494
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	114,496
70,000		MetLife, Inc., 6.750%, 06/01/2016	83,128
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	14,200
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	58,941
85,000	[2,3]	Pacific Life Global Funding, Sr. Secd. Note, 5.150%, 4/15/2013	90,301
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	17,202
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	95,731
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2040	53,584
		TOTAL	721,486
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	101,117
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,137
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	110,995
75,000		CNA Financial Corp., 6.500%, 08/15/2016	85,393
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	35,123
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,133
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	106,658
Annual Shareholder Report

Principal Amount or Shares			Value
$65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	82,471
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,915
		TOTAL	602,942
		Financial Institution - REITs – 0.4%
40,000		AMB Property LP, 6.300%, 06/01/2013	43,019
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,228
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	62,285
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,648
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,998
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	44,140
75,000		Liberty Property LP, 6.625%, 10/01/2017	87,786
100,000		Prologis, Sr. Unsecd. Note, 5.500%, 04/01/2012	101,535
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,703
95,000		Simon Property Group LP, 6.125%, 05/30/2018	109,121
35,000		Simon Property Group LP, 6.750%, 05/15/2014	39,726
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,083
		TOTAL	603,272
		Media - Non-Cable – 0.0%
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,863
		Sovereign – 0.2%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	40,804
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	218,791
		TOTAL	259,595
		Technology – 0.7%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	47,137
50,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	52,269
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	69,408
100,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	119,077
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	106,077
65,000		Harris Corp., 5.950%, 12/01/2017	75,029
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	127,717
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	137,215
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,647
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	80,935
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	31,057
Annual Shareholder Report

Principal Amount or Shares			Value
$150,000		Oracle Corp., 6.500%, 04/15/2038	184,285
		TOTAL	1,040,853
		Transportation - Airlines – 0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	77,302
70,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	76,485
		TOTAL	153,787
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	83,381
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	54,192
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	122,127
50,000		Union Pacific Corp., 4.875%, 01/15/2015	55,534
		TOTAL	315,234
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	106,264
60,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 03/02/2015	62,423
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	29,935
		TOTAL	198,622
		Utility - Electric – 1.1%
150,000		Alabama Power Co., 5.700%, 02/15/2033	164,559
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	90,940
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	101,931
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	120,192
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,158
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,237
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	66,347
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	47,697
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,948
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 2/15/2015	54,494
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 8/15/2021	44,951
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,377
30,123	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	33,552
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	27,463
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	45,837
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	98,011
Annual Shareholder Report

Principal Amount or Shares			Value
$80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	90,959
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	51,856
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,395
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	87,011
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	61,758
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,871
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	40,149
90,000		Union Electric Co., 6.000%, 04/01/2018	103,068
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	88,962
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	95,135
		TOTAL	1,681,858
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,347
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,141
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,044
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	65,409
		TOTAL	144,941
		Utility - Natural Gas Pipelines – 0.4%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	80,774
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,992
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	78,040
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	107,494
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	88,456
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	100,149
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,817
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,049
		TOTAL	574,771
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,523,201)	21,565,077
		FOREIGN GOVERNMENT/AGENCY – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $78,615)	87,750
Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCY – 1.9%
$2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013 (IDENTIFIED COST $2,790,340)	2,928,281
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
4,757		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	4,918
4,694		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	5,032
7,481		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	8,257
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,483)	18,207
		MUNICIPAL SECURITY – 0.1%
		Municipal Services – 0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	75,178
		U.S. Treasury – 0.8%
1,032,810		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,113,417
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	168,673
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,220,485)	1,282,090
		EXCHANGE-TRADED FUNDS – 5.0%
55,500		iShares MSCI Emerging Market Index Fund	2,616,825
84,000		iShares MSCI EAFE Index Fund	4,926,600
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,462,792)	7,543,425
		MUTUAL FUNDS – 14.7%[6]
42,579		Emerging Markets Fixed Income Core Fund	1,251,452
836,010		Federated Mortgage Core Portfolio	8,493,859
7,041,024	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	7,041,024
80,475		Federated Project and Trade Finance Core Fund	810,388
691,081		High Yield Bond Portfolio	4,554,227
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $21,039,974)	22,150,950
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $141,636,381)[8]	151,571,997
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[9]	(563,562)
		TOTAL NET ASSETS — 100%	$151,008,435

Annual Shareholder Report

At July 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] United States Treasury Note 10-Year Long Futures	20	$2,513,750	September 2011	$47,769
[1] United States Treasury Bond 30-Year Long Futures	19	$2,434,375	September 2011	$82,490
[1] United States Treasury Note 2-Year Short Futures	100	$21,992,188	September 2011	$(113,841)
[1] United States Treasury Note 5-Year Short Futures	10	$1,214,453	September 2011	$(25,920)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(9,502)

At July 31, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Banc of America Securities LLC
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 7/31/2011[10]	0.97%
Notional Amount	$5,000,000
Market Value	$(37,654)
Upfront Premiums Received	$31,216
Unrealized Depreciation	$(6,438)

Net Unrealized Depreciation on Futures Contracts and Swap Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $3,255,694, which represented 2.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $3,039,209 which represented 2.0% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-Day net yield.
Annual Shareholder Report

8	The cost of investments for federal tax purposes amounts to $142,122,832.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$92,135,633	$ —	$ —	$92,135,633
International	868,665	—	—	868,665
Debt Securities:
Asset-Backed Securities	—	1,644,519	—	1,644,519
Collateralized Mortgage Obligations	—	1,272,222	—	1,272,222
Corporate Bonds	—	21,565,077	—	21,565,077
Foreign Government/Agency	—	87,750	—	87,750
Government Agency	—	2,928,281	—	2,928,281
Mortgage-Backed Securities	—	18,207	—	18,207
Municipal Security	—	75,178	—	75,178
U.S. Treasury	—	1,282,090	—	1,282,090
Exchange-Traded Funds	7,543,425	—	—	7,543,425
Mutual Funds	21,340,562	810,388[2]	—	22,150,950
TOTAL SECURITIES	$121,888,285	$29,683,712	$ —	$151,571,997
OTHER FINANCIAL INSTRUMENTS[3]	$(9,502)	$(37,654)	$ —	$(47,156)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $760,627 of a security transferred from Level 1 to Level 2 because the adviser determined that this security more appropriately meets the definition of Level 2. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts and a swap contract.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Collateralized Mortgage Obligations
Balance as of August 1, 2010	$750,000
Realized gain (loss)	20,156
Change in unrealized appreciation/depreciation	155,313
(Sales)	(925,469)
Balance as of July 31, 2011	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at July 31, 2011.	$ —

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at value including $22,150,950 of investments in affiliated holdings (Note 5) (identified cost $141,636,381)		$151,571,997
Cash		3,256
Income receivable		489,363
Receivable for investments sold		1,969,104
Receivable for shares sold		58,615
Receivable for daily variation margin		31,922
TOTAL ASSETS		154,124,257
Liabilities:
Payable for investments purchased	$2,614,340
Payable for shares redeemed	238,881
Swaps, at value (premiums received $31,216)	37,654
Payable for periodic payments on swap contracts	5,833
Payable for distribution services fee (Note 5)	30,193
Payable for shareholder services fee (Note 5)	45,545
Accrued expenses	143,376
TOTAL LIABILITIES		3,115,822
Net assets for 12,449,972 shares outstanding		$151,008,435
Net Assets Consist of:
Paid-in capital		$198,910,299
Net unrealized appreciation of investments, futures contracts and swap contracts		9,919,676
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(58,761,097)
Undistributed net investment income		939,557
TOTAL NET ASSETS		$151,008,435
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($57,358,364 ÷ 4,712,697 shares outstanding), no par value, unlimited shares authorized	$12.17
Offering price per share (100/94.50 of $12.17)	$12.88
Redemption proceeds per share	$12.17
Class C Shares:
Net asset value per share ($45,512,001 ÷ 3,794,453 shares outstanding), no par value, unlimited shares authorized	$11.99
Offering price per share	$11.99
Redemption proceeds per share (99.00/100 of $11.99)	$11.87
Class R Shares:
Net asset value per share ($664,941 ÷ 54,850 shares outstanding), no par value, unlimited shares authorized	$12.12
Offering price per share	$12.12
Redemption proceeds per share	$12.12
Institutional Shares:
Net asset value per share ($47,473,129 ÷ 3,887,972 shares outstanding), no par value, unlimited shares authorized	$12.21
Offering price per share	$12.21
Redemption proceeds per share	$12.21

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended July 31, 2011

Investment Income:
Dividends (including $855,541 received from affiliated holdings (Note 5))		$2,708,753
Interest		1,552,997
Investment income allocated from affiliated partnership (Note 5)		106,166
TOTAL INCOME		4,367,916
Expenses:
Investment adviser fee (Note 5)	$1,281,252
Administrative fee (Note 5)	270,000
Custodian fees	41,215
Transfer and dividend disbursing agent fees and expenses (Note 2)	245,716
Directors'/Trustees' fees	3,704
Auditing fees	25,525
Legal fees	4,657
Portfolio accounting fees	129,470
Distribution services fee (Note 5)	369,727
Shareholder services fee (Note 5)	213,109
Account administration fee (Note 2)	74,280
Share registration costs	62,225
Printing and postage	54,296
Insurance premiums	4,503
Miscellaneous	11,462
TOTAL EXPENSES	2,791,141
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(247,065)
Waiver of administrative fee (Note 5)	(53,290)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(48,940)
TOTAL WAIVERS AND REIMBURSEMENTS		$(349,295)
Net expenses			$2,441,846
Net investment income			1,926,070
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $524,459 on sales of investments in affiliated holdings) (Note 5)			20,838,571
Net realized loss on futures contracts			(154,825)
Net realized loss on swap contracts			(31,667)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			26,702
Realized gain distribution from affiliated investment company shares (Note 5)			861
Net change in unrealized appreciation of investments			35,845
Net change in unrealized depreciation of futures contracts			31,364
Net change in unrealized depreciation of swap contracts			(6,438)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			20,740,413
Change in net assets resulting from operations			$22,666,483

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,926,070	$2,747,662
Net realized gain on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	20,679,642	17,849,968
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	60,771	(3,013,704)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,666,483	17,583,926
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(961,404)	(1,641,566)
Class C Shares	(341,788)	(499,916)
Class R Shares	(7,358)	(6,715)
Institutional Shares	(885,615)	(983,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,196,165)	(3,131,758)
Share Transactions:
Proceeds from sale of shares	11,439,970	16,651,096
Net asset value of shares issued to shareholders in payment of distributions declared	2,004,100	2,868,027
Cost of shares redeemed	(68,630,880)	(60,220,635)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,186,810)	(40,701,512)
Change in net assets	(34,716,492)	(26,249,344)
Net Assets:
Beginning of period	185,724,927	211,974,271
End of period (including undistributed net investment income of $939,557 and $1,232,270, respectively)	$151,008,435	$185,724,927

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$125,270	$(38,651)	$16,517
Class C Shares	61,693	(7,112)	57,763
Class R Shares	2,458	—	—
Institutional Shares	56,295	(3,177)	—
TOTAL	$245,716	$(48,940)	$74,280
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Annual Shareholder Report

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	3/24/2010	$200,000	$216,485

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(9,502)*	—	$ —
Credit contracts	—	$ —	Swaps, at value	$37,654
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(9,502)		$37,654
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(154,825)	$(154,825)
Credit contracts	(31,667)	—	(31,667)
TOTAL	$(31,667)	$(154,825)	$(186,492)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$31,364	$31,364
Credit contracts	(6,438)	—	(6,438)
TOTAL	$(6,438)	$31,364	$24,926

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	657,966	$7,743,593	1,052,939	$11,450,865
Shares issued to shareholders in payment of distributions declared	71,917	845,744	131,800	1,459,023
Shares redeemed	(3,939,209)	(46,147,902)	(3,647,156)	(39,741,622)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,209,326)	$(37,558,565)	(2,462,417)	$(26,831,734)
Year Ended July 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	186,375	$2,166,666	261,716	$2,829,228
Shares issued to shareholders in payment of distributions declared	27,581	321,040	43,376	474,964
Shares redeemed	(1,082,382)	(12,553,195)	(1,183,883)	(12,747,262)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(868,426)	$(10,065,489)	(878,791)	$(9,443,070)
Year Ended July 31	2011		2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,648	$44,081	16,886	$185,714
Shares issued to shareholders in payment of distributions declared	626	7,358	607	6,715
Shares redeemed	(11,620)	(138,465)	(14,159)	(153,680)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(7,346)	$(87,026)	3,334	$38,749
Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	124,795	$1,485,630	200,627	$2,185,289
Shares issued to shareholders in payment of distributions declared	70,455	829,958	83,618	927,325
Shares redeemed	(814,570)	(9,791,318)	(690,117)	(7,578,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(619,320)	$(7,475,730)	(405,872)	$(4,465,457)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,704,418)	$(55,186,810)	(3,743,746)	$(40,701,512)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for partnership income, swap contracts, litigation payments and discount accretion/premium amortization on debt securities.

For the year ended July 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(3,162)	$(22,618)	$25,780

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$2,196,165	$3,131,758

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$960,008
Net unrealized appreciation	$9,449,268
Capital loss carryforwards and deferrals	$(58,311,140)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydowns, discount accretion/premium amortization on debt securities, defaulted securities and partnership investments.

At July 31, 2011, the cost of investments for federal tax purposes was $142,122,832. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $9,449,165. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,567,247 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,118,082.

Annual Shareholder Report

At July 31, 2011, the Fund had a capital loss carryforward of $58,271,651 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$27,291,745
2018	$30,979,906

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $20,174,166 to offset taxable capital gains realized during the year ended July 31, 2011.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of the year ended July 31, 2011, for federal income tax purposes, post October losses of $26,889 were deferred to August 1, 2011.

As of July 31, 2011, for federal income tax purposes, the Fund had $12,600 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $238,553 of its fee. In addition, for the year ended July 31, 2011, an affiliate of the Adviser voluntarily reimbursed $48,940 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2011, the Sub-Adviser earned a fee of $129,672.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the net fee paid to FAS was 0.127% of average daily net assets of the Fund. FAS waived $53,290 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$366,260
Class R Shares	3,467
TOTAL	$369,727

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC retained $23,935 of fees paid by the Fund. For the year ended July 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2011, FSC retained $3,220 in sales charges from the sale of Class A Shares. FSC also retained $212 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$151,605
Class C Shares	61,504
TOTAL	$213,109

For the year ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05%, 1.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2011, the Adviser reimbursed $8,512. Transactions involving the affiliated holdings during the year ended July 31, 2011, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2010	85,774	885,577	14,180,603	76,445	812,740	16,041,139
Purchases/Additions	—	182,102	65,607,831	4,030	115,099	65,909,062
Sales/Reductions	43,195	231,669	72,747,410	—	236,758	73,259,032
Balance of Shares Held 7/31/2011	42,579	836,010	7,041,024	80,475	691,081	8,691,169
Value	$1,251,452	$8,493,859	$7,041,024	$810,388	$4,554,227	$22,150,950
Dividend Income/Allocated Investment Income	$106,166	$345,661	$15,236	$40,202	$454,442	$961,707
Capital Gain Distributions/ Allocated Gains	$26,702	$ —	$ —	$861	$ —	$27,563

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2011, were as follows:

Purchases	$225,363,450
Sales	$264,775,226

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2011, 83.41% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended July 31, 2011, 73.69% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:

We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 23, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated mdt balanced fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692
Cusip 31421R825

37326 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
IS	QILGX

Federated MDT Large Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.45	$7.60	$10.23	$12.12	$10.17
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.01)[2]	0.00[2,3]	(0.06)[2]	(0.14)[2]
Net realized and unrealized gain (loss) on investments	2.08	0.86	(2.63)	(0.48)	2.20
TOTAL FROM INVESTMENT OPERATIONS	2.05	0.85	(2.63)	(0.54)	2.06
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$10.50	$8.45	$7.60	$10.23	$12.12
Total Return[4]	24.26%	11.18%	(25.71)%	(5.76)%	20.38%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.28)%	(0.08)%	0.04%	(0.49)%	(1.14)%
Expense waiver/reimbursement[5]	0.74%	0.55%	0.52%	0.14%	2.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,762	$45,993	$68,963	$102,600	$88,826
Portfolio turnover	208%	217%	380%	320%	630%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2007[1]
	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.30	$7.53	$10.21	$12.18	$11.48
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	(0.07)[2]	(0.05)[2]	(0.14)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	2.04	0.84	(2.63)	(0.48)	0.78
TOTAL FROM INVESTMENT OPERATIONS	1.94	0.77	(2.68)	(0.62)	0.70
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	—
Net Asset Value, End of Period	$10.24	$8.30	$7.53	$10.21	$12.18
Total Return[3]	23.37%	10.23%	(26.25)%	(6.43)%	6.10%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.24%[4]
Net investment income (loss)	(1.04)%	(0.86)%	(0.72)%	(1.22)%	(1.95)%[4]
Expense waiver/reimbursement[5]	0.74%	0.56%	0.52%	0.14%	0.54%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,680	$7,506	$8,532	$22,138	$46,933
Portfolio turnover	208%	217%	380%	320%	630%[6]
1	Reflects operations for the period from March 29, 2007 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.12	$7.37	$9.99	$11.94	$10.10
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	(0.07)[2]	(0.05)[2]	(0.13)[2]	(0.22)[2]
Net realized and unrealized gain (loss) on investments	2.00	0.82	(2.57)	(0.47)	2.17
TOTAL FROM INVESTMENT OPERATIONS	1.90	0.75	(2.62)	(0.60)	1.95
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$10.02	$8.12	$7.37	$9.99	$11.94
Total Return[3]	23.40%	10.18%	(26.23)%	(6.39)%	19.42%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.22%	2.25%
Net investment income (loss)	(1.05)%	(0.86)%	(0.71)%	(1.21)%	(1.83)%
Expense waiver/reimbursement[4]	0.74%	0.56%	0.52%	0.14%	5.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,564	$6,816	$7,333	$14,895	$14,388
Portfolio turnover	208%	217%	380%	320%	630%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
3

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.57	$7.70	$10.33	$12.20	$10.20
Income From Investment Operations:
Net investment income (loss)	(0.00)[2,3]	0.01[2]	0.02[2]	(0.03)[2]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	2.11	0.86	(2.65)	(0.49)	2.14
TOTAL FROM INVESTMENT OPERATIONS	2.11	0.87	(2.63)	(0.52)	2.11
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$10.68	$8.57	$7.70	$10.33	$12.20
Total Return[4]	24.62%	11.30%	(25.46)%	(5.55)%	20.81%
Ratios to Average Net Assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.05)%	0.14%	0.28%	(0.28)%	(0.29)%
Expense waiver/reimbursement[5]	0.74%	0.56%	0.52%	0.14%	19.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,565	$4,179	$4,769	$6,280	$1,798
Portfolio turnover	208%	217%	380%	320%	630%
1	The Predecessor Fund was reorganized into The Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,060.60	$7.66
Class B Shares	$1,000	$1,056.80	$11.47
Class C Shares	$1,000	$1,057.00	$11.53
Institutional Shares	$1,000	$1,062.70	$6.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class B Shares	$1,000	$1,013.64	$11.23
Class C Shares	$1,000	$1,013.59	$11.28
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.26%
Institutional Shares	1.25%
Annual Shareholder Report
6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

During the 12-month reporting period ended July 31, 2011, the Fund's total return based on net asset value was 24.26% for Class A Shares, 23.37% for Class B Shares, 23.40% for Class C Shares and 24.62% for the Institutional Shares. The total return of the Russell 1000® Growth Index,1 a broad-based securities market index (the “Russell 1000® Growth”), was 24.76% for the same reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell 1000® Growth.

1	The Russell 1000® Growth measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and unlike the Fund, is not affected by cash flows. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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MARKET OVERVIEW

During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 20.94% return of the Russell 3000® Index,2 which represents the performance of the 3,000 largest U.S. companies by market capitalization. Mid-cap stocks led the way during the reporting period as demonstrated by the 24.51% return of the Russell Midcap® Index,3 which exceeded the 19.09% and 23.92% results for the Russell Top 200® Index,4 representing large-cap stocks and the Russell 2000® Index,5 representing small-cap stocks, respectively. Growth stocks outperformed value stocks during the fiscal year with the Russell 3000® Growth Index6 returning 25.12% as compared to 16.90% for the Russell 3000 Value® Index.7

The best performing sectors in the Russell 1000 Growth during the reporting period were Energy (+42.94%), Consumer Discretionary (+33.54%) and Materials (+29.09%). Underperforming sectors included Telecommunications Services (+11.98%), Utilities (+14.19%) and Financials (+15.51%).

2	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
3	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 31% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 68% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
5	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
6	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
7	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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FUND PERFORMANCE

During the 12-month reporting period, the most significant positive factor in the Fund's performance relative to the Russell 1000 Growth was stock selection in the Consumer Staples sector. Stock selection in the Industrials, Consumer Discretionary and Energy sectors also contributed significantly to the Fund's performance. An overweight in the Consumer Discretionary sector, which outperformed the Russell 1000® Growth, contributed more moderately. An underweight in the Financials sector, which underperformed the Russell 1000 Growth, also contributed moderately. The most significant negative factor in the Fund's performance was stock selection in the Information Technology sector. An underweight in the Energy sector, which outperformed the Russell 1000 Growth, also detracted significantly. An overweight in the Information Technology sector, which underperformed the Russell 1000 Growth, detracted more moderately from relative performance.

Relative performance can be affected by securities that are held in both the Fund and the Russell 1000 Growth (but with different weightings) as well as securities that are not included in both. Individual stocks detracting from the Fund's performance included Apple,8 Exxon,8 Schlumberger,8 Amazon,9 and Edwards Lifesciences.

Individual stocks contributing to the Fund's performance included Netflix, Piceline.com, Danaher, Petrohawk Energy and Lorillard.

8	Underweighted in the portfolio as compared to the Russell 1000® Growth.
9	No exposure in the portfolio as compared to the Russell 1000® Growth.
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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 1000® Growth Index (Russell 1000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	17.45%
5 Years	1.92%
Start of Performance (9/15/2005)	1.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Growth and the Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The Russell 1000® Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (Class B Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 1000® Growth Index (Russell 1000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	17.87%
5 Years	1.99%
Start of Performance (9/15/2005)[4]	2.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Growth and the Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The Russell 1000® Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
4	The start of performance date was September 15, 2005. Class B Shares of the Fund were offered beginning March 29, 2007. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations September 15, 2005. Subject to the expense adjustments described above, the Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.

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GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 1000® Growth Index (Russell 1000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	22.40%
5 Years	2.30%
Start of Performance (9/15/2005)	2.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Growth and the Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The Russell 1000® Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (Institutional Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 1000® Growth Index (Russell 1000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	24.62%
5 Years	3.34%
Start of Performance (9/15/2005)	3.20%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Growth and Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The Russell 1000® Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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Portfolio of Investments Summary Table (unaudited)

At July 31, 2011, the Fund's industry composition1 was follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	7.9%
Oil Well Supply	7.7%
Biotechnology	6.1%
Soft Drinks	5.9%
Hotels and Motels	4.9%
Crude Oil & Gas Production	4.7%
Computers — Low End	4.1%
Financial Services	3.6%
Discount Department Stores	3.5%
Medical Technology	3.4%
Commodity Chemicals	3.2%
Cosmetics & Toiletries	3.1%
Internet Services	2.6%
Electronic Test/Measuring Equipment	2.0%
Construction Machinery	1.8%
Diversified Leisure	1.6%
Food Wholesaling	1.6%
Specialty Retailing	1.5%
Stainless Steel Producer	1.5%
Undesignated Consumer Durables	1.5%
Computer Services	1.4%
Oil Service, Explore & Drill	1.4%
Auto Manufacturing	1.3%
Grocery Chain	1.3%
Undesignated Health	1.3%
Cable & Wireless Television	1.1%
Metals & Mining	1.1%
Other Communications Equipment	1.1%
Restaurant	1.1%
Paint & Related Materials	1.0%
Other[2]	14.1%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%

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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

July 31, 2011

Shares			Value
		COMMON STOCKS – 98.4%
		Agricultural Chemicals – 0.7%
9,074		Scotts Miracle-Gro Co.	457,874
		Apparel – 0.3%
2,555	[1]	Under Armour, Inc., Class A	187,563
		Auto Manufacturing – 1.3%
50,096	[1]	Ford Motor Co.	611,672
4,859	[1]	TRW Automotive Holdings Corp.	245,234
		TOTAL	856,906
		Biotechnology – 6.1%
15,573	[1]	Alexion Pharmaceuticals, Inc.	884,546
15,899	[1]	BioMarin Pharmaceutical, Inc.	496,526
19,033	[1]	Celgene Corp.	1,128,657
21,798	[1]	Illumina, Inc.	1,361,285
		TOTAL	3,871,014
		Broadcasting – 0.5%
6,464	[1]	DIRECTV Group, Inc., Class A	327,595
		Cable & Wireless Television – 1.1%
18,018	[1]	Discovery Communications, Inc.	717,116
		Cable TV – 0.7%
17,114		CBS Corp. (New), Class B	468,410
		Commodity Chemicals – 3.2%
11,200		Kronos Worldwide, Inc.	346,752
18,374		PPG Industries, Inc.	1,547,091
6,401		RPM International, Inc.	134,933
		TOTAL	2,028,776
		Computer Peripherals – 0.4%
5,573	[1]	NetApp, Inc.	264,829
		Computer Services – 1.4%
9,163	[1]	Cognizant Technology Solutions Corp.	640,219
8,724	[1]	Riverbed Technology, Inc.	249,768
		TOTAL	889,987
		Computers - Low End – 4.1%
4,878	[1]	Apple, Inc.	1,904,761
43,269	[1]	Dell, Inc.	702,689
		TOTAL	2,607,450
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Shares			Value
		Construction Machinery – 1.8%
11,805		Caterpillar, Inc.	1,166,216
		Cosmetics & Toiletries – 3.1%
3,216		Avon Products, Inc.	84,355
11,703		Estee Lauder Cos., Inc., Class A	1,227,762
9,928	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	625,762
		TOTAL	1,937,879
		Crude Oil & Gas Production – 4.7%
14,478		Cabot Oil & Gas Corp., Class A	1,072,530
22,210		EXCO Resources, Inc.	353,361
10,577		Range Resources Corp.	689,198
11,832		SM Energy Co.	891,541
		TOTAL	3,006,630
		Discount Department Stores – 3.5%
42,757		Wal-Mart Stores, Inc.	2,253,721
		Diversified Leisure – 1.6%
5,875	[1]	Bally Technologies, Inc.	231,651
17,055	[1]	Las Vegas Sands Corp.	804,655
		TOTAL	1,036,306
		Electrical Equipment – 0.6%
7,801	[1]	WESCO International, Inc.	395,433
		Electronic Instruments – 0.6%
10,403	[1]	Trimble Navigation Ltd.	370,139
		Electronic Test/Measuring Equipment – 2.0%
29,414	[1]	Agilent Technologies, Inc.	1,240,094
		Ethical Drugs – 0.8%
10,458		Abbott Laboratories	536,705
		Financial Services – 3.6%
5,352		Mastercard, Inc.	1,622,994
7,661		Visa, Inc., Class A	655,322
		TOTAL	2,278,316
		Food Wholesaling – 1.6%
32,605		Sysco Corp.	997,387
		Grocery Chain – 1.3%
32,442		Kroger Co.	806,832
		Home Products – 0.2%
1,992		Tupperware Brands Corp.	124,480
		Hotels and Motels – 4.9%
21,114	[1]	MGM Mirage, Inc.	319,033
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Shares			Value
24,848		Starwood Hotels & Resorts Worldwide, Inc.	1,365,646
1		Wyndham Worldwide Corp.	35
9,183		Wynn Resorts Ltd.	1,411,243
		TOTAL	3,095,957
		Industrial Machinery – 0.6%
4,505		Graco, Inc.	197,905
2,400	[1]	Polypore International, Inc.	163,200
		TOTAL	361,105
		Internet Services – 2.6%
458	[1]	NetFlix, Inc.	121,823
2,806	[1]	Priceline.com, Inc.	1,508,646
		TOTAL	1,630,469
		Medical Technology – 3.4%
17,488	[1]	Edwards Lifesciences Corp.	1,247,769
976	[1]	Intuitive Surgical, Inc.	390,937
13,799		Medtronic, Inc.	497,454
		TOTAL	2,136,160
		Metals & Mining – 1.1%
8,047		Cliffs Natural Resources, Inc.	722,781
		Miscellaneous Communications – 0.6%
129	[1]	Equinix, Inc.	13,477
10,685	[1]	Gartner Group, Inc., Class A	394,383
		TOTAL	407,860
		Miscellaneous Metals – 0.3%
5,228		Kennametal, Inc.	206,140
		Office Equipment – 0.7%
19,522		Pitney Bowes, Inc.	420,699
		Office Supplies – 0.6%
11,485		Avery Dennison Corp.	362,352
		Oil Service, Explore & Drill – 1.4%
9,774	[1]	Concho Resources, Inc.	914,651
		Oil Well Supply – 7.7%
14,763		Baker Hughes, Inc.	1,142,361
4,789		Carbo Ceramics, Inc.	747,419
44,044		Halliburton Co.	2,410,528
6,375		Schlumberger Ltd.	576,109
		TOTAL	4,876,417
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Shares			Value
		Other Communications Equipment – 1.1%
18,017		Harris Corp.	718,338
		Paint & Related Materials – 1.0%
7,994		Sherwin-Williams Co.	616,897
		Printing – 0.3%
11,646		Donnelley (R.R.) & Sons Co.	219,061
		Railroad – 0.6%
5,943	[1]	Kansas City Southern Industries, Inc.	352,717
		Restaurant – 1.1%
2,134	[1]	Chipotle Mexican Grill, Inc.	692,654
		Semiconductor Manufacturing – 0.5%
5,753	[1]	IPG Photonics Corp.	346,273
		Services to Medical Professionals – 0.1%
601		Quest Diagnostics, Inc.	32,460
		Shoes – 0.8%
5,086	[1]	Deckers Outdoor Corp.	504,785
		Soft Drinks – 5.9%
33,494	[1]	Coca-Cola Enterprises, Inc.	941,516
17,266		Dr. Pepper Snapple Group, Inc.	651,964
33,936		PepsiCo, Inc.	2,173,262
		TOTAL	3,766,742
		Software Packaged/Custom – 7.9%
35,613		CA, Inc.	794,170
8,995	[1]	F5 Networks, Inc.	840,853
12,263	[1]	Informatica Corp.	627,007
20,698	[1]	Red Hat, Inc.	870,972
36,865	[1]	Symantec Corp.	702,647
12,024	[1]	VMware, Inc., Class A	1,206,488
		TOTAL	5,042,137
		Specialty Machinery – 0.7%
5,252		Gardner Denver, Inc.	447,943
		Specialty Retailing – 1.5%
10,262		Expedia, Inc.	325,203
12,306		Nordstrom, Inc.	617,269
		TOTAL	942,472
		Stainless Steel Producer – 1.5%
16,095		Allegheny Technologies, Inc.	936,568
		Telecommunication Equipment & Services – 0.7%
4,663	[1]	Acme Packet, Inc.	274,744
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Shares			Value
3,641		Qualcomm, Inc.	199,454
		TOTAL	474,198
		Toys & Games – 0.8%
18,008		Mattel, Inc.	480,093
		Truck Manufacturing – 0.9%
11,022	[1]	Navistar International Corp.	565,539
		Undesignated Consumer Cyclicals – 0.6%
3,076	[1]	Apollo Group, Inc., Class A	156,353
2,505	[1]	ITT Educational Services, Inc.	214,603
		TOTAL	370,956
		Undesignated Consumer Durables – 1.5%
7,994		Walter Industries, Inc.	979,825
		Undesignated Health – 1.3%
12,144	[1]	Cerner Corp.	807,455
		Wireless Telecommunication Services – 0.5%
19,023	[1]	MetroPCS Communications, Inc.	309,694
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,590,693)	62,569,056
		MUTUAL FUND – 1.8%
1,155,856	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	1,155,856
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $60,746,549)[4]	63,724,912
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(154,308)
		TOTAL NET ASSETS — 100%	$63,570,604
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $60,925,546.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. Including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at value including $1,155,856 of investments in an affiliated holding (Note 5) (identified cost $60,746,549)		$63,724,912
Income receivable		21,154
Receivable for investments sold		2,900,646
Receivable for shares sold		91,658
TOTAL ASSETS		66,738,370
Liabilities:
Payable for investments purchased	$2,763,233
Payable for shares redeemed	247,243
Payable for distribution services fee (Note 5)	9,722
Payable for shareholder services fee (Note 5)	26,108
Accrued expenses	121,460
TOTAL LIABILITIES		3,167,766
Net assets for 6,096,584 shares outstanding		$63,570,604
Net Assets Consist of:
Paid-in capital		$83,173,019
Net unrealized appreciation of investments		2,978,363
Accumulated net realized loss on investments		(22,580,778)
TOTAL NET ASSETS		$63,570,604
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($44,762,266 ÷ 4,262,519 shares outstanding), no par value, unlimited shares authorized	$10.50
Offering price per share (100/94.50 of $10.50)	$11.11
Redemption proceeds per share	$10.50
Class B Shares:
Net asset value per share ($6,679,532 ÷ 651,984 shares outstanding), no par value, unlimited shares authorized	$10.24
Offering price per share	$10.24
Redemption proceeds per share (94.50/100 of $10.24)	$9.68
Class C Shares:
Net asset value per share ($7,563,570 ÷ 754,620 shares outstanding), no par value, unlimited shares authorized	$10.02
Offering price per share	$10.02
Redemption proceeds per share (99.00/100 of $10.02)	$9.92
Institutional Shares:
Net asset value per share ($4,565,236 ÷ 427,461 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Dividends (including $1,966 received from an affiliated holding (Note 5))			$796,887
Interest			809
TOTAL INCOME			797,696
Expenses:
Investment adviser fee (Note 5)		$490,961
Administrative fee (Note 5)		270,000
Custodian fees		12,101
Transfer and dividend disbursing agent fees and expenses		315,589
Directors'/Trustees' fees		2,802
Auditing fees		22,524
Legal fees		6,731
Portfolio accounting fees		79,605
Distribution services fee (Note 5)		112,217
Shareholder services fee (Note 5)		149,556
Account administration fee (Note 2)		909
Share registration costs		55,870
Printing and postage		40,951
Insurance premiums		4,258
Miscellaneous		6,516
TOTAL EXPENSES		1,570,590
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(432,605)
Waiver of administrative fee	(54,343)
TOTAL WAIVERS AND REIMBURSEMENT		(486,948)
Net expenses			1,083,642
Net investment income (loss)			(285,946)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			14,733,709
Net change in unrealized appreciation of investments			(324,024)
Net realized and unrealized gain on investments			14,409,685
Change in net assets resulting from operations			$14,123,739

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(285,946)	$(178,522)
Net realized gain on investments	14,733,709	16,280,057
Net change in unrealized appreciation/depreciation of investments	(324,024)	(6,276,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,123,739	9,824,980
Share Transactions:
Proceeds from sale of shares	10,132,396	20,131,474
Cost of shares redeemed	(25,179,540)	(55,060,157)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,047,144)	(34,928,683)
Change in net assets	(923,405)	(25,103,703)
Net Assets:
Beginning of period	64,494,009	89,597,712
End of period	$63,570,604	$64,494,009

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$770
Class C Shares	139
TOTAL	$909

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	497,745	$4,919,437	1,729,634	$14,253,526
Shares redeemed	(1,681,082)	(16,079,618)	(5,353,095)	(45,047,810)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,183,337)	$(11,160,181)	(3,623,461)	$(30,794,284)
Year Ended July 31	2011		2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	142,838	$1,355,108	238,449	$1,975,151
Shares redeemed	(395,142)	(3,795,078)	(467,487)	(3,852,446)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(252,304)	$(2,439,970)	(229,038)	$(1,877,295)
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Year Ended July 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	196,147	$1,868,043	140,643	$1,149,562
Shares redeemed	(280,790)	(2,640,242)	(296,687)	(2,398,094)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(84,643)	$(772,199)	(156,044)	$(1,248,532)
Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	195,505	$1,989,808	317,649	$2,753,235
Shares redeemed	(255,680)	(2,664,602)	(449,603)	(3,761,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(60,175)	$(674,794)	(131,954)	$(1,008,572)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,580,459)	$(15,047,144)	(4,140,497)	$(34,928,683)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss.

For the year ended July 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(285,946)	$285,946

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$2,799,366
Capital loss carryforwards	$(22,401,781)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At July 31, 2011, the cost of investments for federal tax purposes was $60,925,546. The net unrealized appreciation of investments for federal tax purposes was $2,799,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,614,540 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,815,174.

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At July 31, 2011, the Fund had a capital loss carryforward of $22,401,781 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$20,801,154
2018	$1,600,627

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $14,783,558 to offset taxable capital gains realized during the year ended July 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $431,432 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, FAS waived $54,343 of its fee. The net fee paid to FAS was 0.329% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$56,592
Class C Shares	55,625
TOTAL	$112,217

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC retained $7,111 of fees paid by the Fund. For the year ended July 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2011, FSC retained $2,285 in sales charges from the sale of Class A Shares. FSC also retained $144 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,124 of Service Fees for the year ended July 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$112,290
Class B Shares	18,864
Class C Shares	18,402
TOTAL	$149,556

For the year ended July 31, 2010, FSSC received $3,621 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2011, the Adviser reimbursed $1,173. Transactions involving the affiliated holding during the year ended July 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2010	1,104,117
Purchases/Additions	17,663,559
Sales/Reductions	17,611,820
Balance of Shares Held 7/31/2011	1,155,856
Value	$1,155,856
Dividend Income	$1,966

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2011, were as follows:

Purchases	$133,827,873
Sales	$149,181,224

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or Annual Shareholder Report

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secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:

We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

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Evaluation and Approval of Advisory Contract – May 2011

federated mdt large cap growth fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

46

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Annual Shareholder Report

47

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R700
Cusip 31421R684
Cusip 31421R809
Cusip 31421R882

37329 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
A	QASCX
C	QCSCX
IS	QISCX

Federated MDT Small Cap Core Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.55	$6.58	$10.21	$13.22	$11.11
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.06)[2]	(0.04)[2]	(0.08)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments	2.42	1.03	(3.59)	(2.22)	2.21
TOTAL FROM INVESTMENT OPERATIONS	2.33	0.97	(3.63)	(2.30)	2.11
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—
Net Asset Value, End of Period	$9.88	$7.55	$6.58	$10.21	$13.22
Total Return[3]	30.86%	14.74%	(35.55)%	(18.09)%	18.99%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.74%	1.75%	1.75%
Net investment income (loss)	(0.96)%	(0.77)%	(0.53)%	(0.68)%	(0.77)%
Expense waiver/reimbursement[4]	3.75%	5.41%	5.73%	3.85%	7.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,469	$3,184	$1,652	$2,623	$2,414
Portfolio turnover	210%	192%	222%	243%	237%
1	The MDT Small Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.28	$6.39	$9.99	$13.04	$11.05
Income From Investment Operations:
Net investment income (loss)	(0.15)[2]	(0.11)[2]	(0.08)[2]	(0.16)[2]	(0.19)[2]
Net realized and unrealized gain (loss) on investments	2.32	1.00	(3.52)	(2.18)	2.18
TOTAL FROM INVESTMENT OPERATIONS	2.17	0.89	(3.60)	(2.34)	1.99
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—
Net Asset Value, End of Period	$9.45	$7.28	$6.39	$9.99	$13.04
Total Return[3]	29.81%	13.93%	(36.04)%	(18.66)%	18.01%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.49%	2.46%	2.50%
Net investment income (loss)	(1.70)%	(1.53)%	(1.29)%	(1.40)%	(1.52)%
Expense waiver/reimbursement[4]	3.78%	5.13%	5.61%	3.90%	8.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,978	$3,258	$1,366	$2,759	$3,299
Portfolio turnover	210%	192%	222%	243%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.63	$6.63	$10.28	$13.28	$11.14
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.04)[2]	(0.02)[2]	(0.05)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments	2.43	1.04	(3.63)	(2.24)	2.21
TOTAL FROM INVESTMENT OPERATIONS	2.37	1.00	(3.65)	(2.29)	2.14
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—
Net Asset Value, End of Period	$10.00	$7.63	$6.63	$10.28	$13.28
Total Return[3]	31.06%	15.08%	(35.51)%	(17.92)%	19.21%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.49%	1.50%	1.50%
Net investment income (loss)	(0.71)%	(0.52)%	(0.30)%	(0.43)%	(0.51)%
Expense waiver/reimbursement[4]	3.79%	5.56%	5.22%	3.55%	8.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,836	$5,727	$3,319	$10,064	$3,595
Portfolio turnover	210%	192%	222%	243%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,058.90	$8.93
Class C Shares	$1,000	$1,054.70	$12.74
Institutional Shares	$1,000	$1,059.30	$7.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,012.40	$12.47
Institutional Shares	$1,000	$1,017.36	$7.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class C Shares	2.50%
Institutional Shares	1.50%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

During the 12-month reporting period ended July 31, 2011, the Fund's total return was 30.86% for Class A Shares, 29.81% for Class C Shares and 31.06% for Institutional Shares, based on net asset value. The total return of the Russell 2000® Index,1 a broad-based securities market index (the “Russell 2000”), was 23.92% for the same reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other fees which were not reflected in the total return of the Russell 2000.

1	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
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6

MARKET OVERVIEW

During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 20.94% return of the Russell 3000® Index,2 which represents the performance of the 3,000 largest U.S. companies by market capitalization. Mid-cap stocks led the way as demonstrated by the 24.51% return of the Russell Midcap® Index,3 which exceeded the 19.09% and 23.92% results for the Russell Top 200® Index,4 representing large-cap stocks, and the Benchmark, respectively. Growth stocks outperformed value stocks during the year with the Russell 3000® Growth Index5 returning 25.12% as compared to 16.90% for the Russell 3000 Value® Index.6

The best performing sectors in the Russell 2000 during the period were Energy (+57.08%), Materials (+35.06%) and Health Care (+28.78%). Underperforming sectors included Financials (+11.89%), Consumer Staples (+18.92%) and Utilities (+19.02%).

2	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
3	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 31% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 68% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
5	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
6	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged, and, unlike the fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.
Annual Shareholder Report

7

FUND PERFORMANCE

During the 12-month reporting period, the most significant positive factor in the Fund's performance relative to the Russell 2000 was stock selection in the Consumer Discretionary and Health Care sectors. Stock selection in Energy, Industrials and Materials also contributed significantly. An overweight in Energy, which outperformed the Russell 2000, also contributed moderately. The most significant negative factor in the Fund's performance was stock selection in the Information Technology sector. An underweight in the Health Care sector, which outperformed the Russell 2000, detracted moderately from relative performance. An overweight in the Consumer Discretionary sector, which underperformed the Russell 2000, also detracted moderately from relative performance.

Individual stocks detracting from the performance included Coinstar, Skechers, Georgia Gulf, Timberland and Wellcare.

Individual stocks contributing to the Fund's performance included Tempur-Pedic, Rockwood Holdings, Polypore, Polaris and Ulta Salon.

Annual Shareholder Report
8

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Index.3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	23.65%
5 Years	-2.28%
Start of Performance (9/15/2005)	-0.16%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Core Fund pursuant to a reorganization that took place on December 6, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The Russell 2000® Index measures the performance of those Russell 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
Annual Shareholder Report
9

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Index.3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	28.81%
5 Years	-1.91%
Start of Performance (9/15/2005)	0.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Core Fund pursuant to a reorganization that took place on December 6, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The Russell 2000® Index measures the performance of those Russell 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

Annual Shareholder Report
10

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 (Institutional Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Index.3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	31.06%
5 Years	-0.98%
Start of Performance (9/15/2005)	1.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Core Fund pursuant to a reorganization that took place on December 6, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The Russell 2000® Index measures the performance of those Russell 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

Annual Shareholder Report
11

Portfolio of Investments Summary Table (unaudited)

At July 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Specialty Chemicals	5.1%
Property Liability Insurance	4.2%
Crude Oil & Gas Production	3.4%
Semiconductor Manufacturing Equipment	2.8%
Clothing Stores	2.4%
Undesignated Consumer Cyclicals	2.4%
Auto Original Equipment Manufacturers	2.3%
Multi-Line Insurance	2.2%
Metal Fabrication	2.1%
Photo-Optical Component-Equipment	2.1%
Regional Banks	2.1%
Financial Services	2.0%
Electrical Equipment	1.9%
Oil Service, Explore & Drill	1.9%
Software Packaged/Custom	1.9%
Generic Drugs	1.8%
Biotechnology	1.7%
Computer Peripherals	1.7%
Home Health Care	1.7%
Airline — Regional	1.6%
Furniture	1.6%
Industrial Machinery	1.6%
Life Insurance	1.6%
Paper Products	1.6%
Restaurant	1.6%
Commodity Chemicals	1.5%
Construction Machinery	1.5%
Department Stores	1.5%
Oil Refiner	1.5%
Telecommunication Equipment & Services	1.5%
Multi-Industry Capital Goods	1.4%
Savings & Loan	1.4%
Electronic Instruments	1.3%
Hotels and Motels	1.3%
Greeting Cards	1.1%
Printing	1.1%
Specialty Machinery	1.1%
Annual Shareholder Report
12

Industry Composition	Percentage of Total Net Assets
Miscellaneous Components	1.0%
Oil Well Supply	1.0%
Other[2]	25.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
13

Portfolio of Investments

July 31, 2011

Shares			Value
		COMMON STOCKS – 98.9%
		Accident & Health Insurance – 0.1%
632	[1]	Triple-S Management Corp., Class B	13,632
		Agricultural Machinery – 0.4%
738		Lindsay Manufacturing Co.	46,715
		Airline - National – 0.9%
1,449	[1]	Atlas Air Worldwide Holdings, Inc.	75,913
3,493	[1]	US Airways Group, Inc.	21,796
		TOTAL	97,709
		Airline - Regional – 1.6%
2,594	[1]	Alaska Air Group, Inc.	158,545
1,773		SkyWest, Inc.	22,801
		TOTAL	181,346
		Aluminum – 0.2%
1,455	[1]	Century Aluminum Co.	18,944
		Apparel – 0.7%
695		Oxford Industries, Inc.	27,230
767	[1]	Under Armour, Inc., Class A	56,306
		TOTAL	83,536
		Auto Original Equipment Manufacturers – 2.3%
6,742	[1]	American Axle & Manufacturing Holdings, Inc.	77,331
9,665	[1]	Dana Holding Corp.	161,116
1,248		Superior Industries International, Inc.	25,259
		TOTAL	263,706
		Auto Part Replacement – 0.7%
5,792		Standard Motor Products, Inc.	82,246
		Auto Rentals – 0.8%
948	[1]	AMERCO	85,453
		Biotechnology – 1.7%
1,715	[1]	Enzon, Inc.	16,670
615	[1]	Ista Pharmaceuticals, Inc.	3,056
834	[1]	Targacept, Inc.	17,047
8,363	[1]	ViroPharma, Inc.	151,203
		TOTAL	187,976
Annual Shareholder Report
14

Shares			Value
		Business Services – 0.3%
823	[1]	DG FastChannel, Inc.	23,258
506	[1]	Exlservice Holding, Inc.	11,810
		TOTAL	35,068
		Business Software & Services – 0.3%
2,525	[1]	Convergys Corp.	31,411
		Carpets – 0.4%
4,860	[1]	Culp, Inc.	43,254
		Cellular Communications – 0.1%
1,176	[1]	TeleNav, Inc.	11,795
		Cement – 0.3%
827	[1]	Astec Industries, Inc.	31,029
		Clothing Stores – 2.4%
2,764	[1]	Aeropostale, Inc.	46,573
3,841		Bebe Stores, Inc.	28,462
1,347		Cato Corp., Class A	37,474
7,302	[1]	Charming Shoppes, Inc.	29,938
1,546		Mens Wearhouse, Inc.	50,693
5,170	[1]	New York & Co.	28,228
5,060		Stein Mart, Inc.	48,070
		TOTAL	269,438
		Cogeneration – 0.2%
1,085		Amtech Systems, Inc.	19,476
		Commodity Chemicals – 1.5%
3,352	[1]	Georgia Gulf Corp.	67,174
586		Newmarket Corp.	96,116
		TOTAL	163,290
		Computer Networking – 0.3%
5,074	[1]	Cray, Inc.	30,647
		Computer Peripherals – 1.7%
10,954	[1]	Imation Corp.	91,137
4,364	[1]	RadiSys Corp.	34,650
1,703		Silicon Graphics, Inc.	24,302
1,862	[1]	Synaptics, Inc.	45,750
		TOTAL	195,839
		Computer Services – 0.3%
1,752	[1]	Unisys Corp.	36,389
Annual Shareholder Report
15

Shares			Value
		Computer Stores – 0.5%
1,809	[1]	Insight Enterprises, Inc.	30,445
2,808	[1]	PC Connections, Inc.	21,958
		TOTAL	52,403
		Construction Machinery – 1.5%
1,825		NACCO Industries, Inc., Class A	165,856
		Cosmetics & Toiletries – 0.8%
2,380	[1]	Revlon, Inc.	40,079
849	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	53,513
		TOTAL	93,592
		Crude Oil & Gas Production – 3.4%
685	[1]	Bill Barrett Corp.	34,086
3,747	[1]	CVR Energy, Inc.	100,607
622	[1]	Rosetta Resources, Inc.	32,201
5,235	[1]	Stone Energy Corp.	169,928
1,881		W&T Offshore, Inc.	50,975
		TOTAL	387,797
		Defense Electronics – 0.6%
3,908		Miller Industries, Inc.	64,013
		Department Stores – 1.5%
3,014		Dillards, Inc., Class A	169,568
		Diversified Leisure – 0.4%
4,874	[1]	Town Sports International Holdings, Inc.	44,548
		Education & Training Services – 1.3%
5,934	[1]	Bridgepoint Education, Inc.	146,926
		Electric Utility – 0.1%
543		Avista Corp.	13,689
		Electrical Equipment – 1.9%
3,883	[1]	Coleman Cable, Inc.	51,178
1,613		Encore Wire Corp.	35,502
3,811	[1]	EnerSys, Inc.	121,876
		TOTAL	208,556
		Electronic Instruments – 1.3%
3,258	[1]	FEI Co.	107,644
1,378		SL Industries, Inc.	33,568
		TOTAL	141,212
Annual Shareholder Report
16

Shares			Value
		Electronic Test/Measuring Equipment – 0.7%
381		MTS Systems Corp.	15,015
3,383	[1]	Multi-Fineline Electronix, Inc.	68,709
		TOTAL	83,724
		Electronics Stores – 0.0%
153	[1]	Rex Stores Corp.	2,636
		Financial Services – 2.0%
8,597		Advance America Cash Advance, Inc.	60,609
772	[1]	America's Car-Mart, Inc.	26,125
3,010		Deluxe Corp.	70,855
119		Lakeland Financial Corp.	2,683
3,477		Nelnet, Inc., Class A	70,096
		TOTAL	230,368
		Food Wholesaling – 0.2%
658		Nash Finch Co.	23,556
		Furniture – 1.6%
6,260	[1]	Select Comfort Corp.	105,293
1,117	[1]	Tempur-Pedic International, Inc.	80,435
		TOTAL	185,728
		Generic Drugs – 1.8%
2,847	[1]	Hi-Tech Pharmacal Co., Inc.	80,542
1,309	[1]	Jazz Pharmaceuticals, Inc.	52,975
2,038	[1]	Par Pharmaceutical Cos., Inc.	66,011
		TOTAL	199,528
		Greeting Cards – 1.1%
5,629		American Greetings Corp., Class A	124,795
		Health Care – 0.2%
996	[1]	USANA, Inc.	27,241
		Home Health Care – 1.7%
1,747	[1]	Amedisys, Inc.	45,178
3,411	[1]	Wellcare Health Plans, Inc.	149,572
		TOTAL	194,750
		Hotels and Motels – 1.3%
6,339		Ameristar Casinos, Inc.	140,726
		Industrial Machinery – 1.6%
5,768		Albany International Corp., Class A	153,256
662		Twin Disc, Inc.	25,156
		TOTAL	178,412
Annual Shareholder Report
17

Shares			Value
		Insurance Brokerage – 0.1%
654		AmTrust Financial Services, Inc.	15,186
		Internet Services – 0.8%
501	[1]	Ancestry.com, Inc.	17,841
1,327	[1]	Travelzoo, Inc.	70,065
		TOTAL	87,906
		Jewelry Stores – 0.7%
5,150		Movado Group, Inc.	83,327
		Life Insurance – 1.6%
6,162		American Equity Investment Life Holding Co.	73,143
3,133		Delphi Financial Group, Inc., Class A	84,340
1,041		Primerica, Inc.	22,507
		TOTAL	179,990
		Long-Term Care Centers – 0.4%
4,918	[1]	Sunrise Senior Living, Inc.	43,377
		Magazine Publishing – 0.8%
3,122		Meredith Corp.	93,192
		Mail Order – 0.5%
3,761	[1]	Systemax, Inc.	61,267
		Maritime – 0.3%
844		Golar LNG Ltd.	32,182
		Metal Fabrication – 2.1%
939		Mueller Industries, Inc.	35,241
2,776		NN, Inc.	32,701
7,793		Worthington Industries, Inc.	163,419
		TOTAL	231,361
		Metals & Mining – 0.1%
664	[1]	Horsehead Holding Corp.	7,417
		Miscellaneous Communications – 0.4%
4,615	[1]	InfoSpace.com, Inc.	43,981
		Miscellaneous Components – 1.0%
2,555	[1]	MKS Instruments, Inc.	63,747
3,028	[1]	Nanometrics, Inc.	51,143
		TOTAL	114,890
		Miscellaneous Food Products – 0.8%
3,020		Fresh Del Monte Produce, Inc.	74,020
442		Imperial Sugar Co.	10,201
		TOTAL	84,221
Annual Shareholder Report
18

Shares			Value
		Miscellaneous Machinery – 0.7%
1,056	[1]	Colfax Corp.	28,586
1,724		Curtiss Wright Corp.	55,099
		TOTAL	83,685
		Miscellaneous Metals – 0.3%
587		Haynes International, Inc.	36,770
		Multi-Industry Basic – 0.9%
3,482	[1]	Graphic Packaging Holding Co.	17,236
4,108		Olin Corp.	85,898
		TOTAL	103,134
		Multi-Industry Capital Goods – 1.4%
3,238	[1]	Ceradyne, Inc.	104,944
4,450	[1]	Lydall, Inc.	53,756
		TOTAL	158,700
		Multi-Line Insurance – 2.2%
18,937	[1]	CNO Financial Group, Inc.	139,187
276		EMC Insurance Group, Inc.	5,153
3,456		FBL Financial Group, Inc., Class A	108,795
		TOTAL	253,135
		Natural Gas Production – 0.5%
9,213	[1]	VAALCO Energy, Inc.	61,359
		Offshore Driller – 0.4%
1,018		Bristow Group, Inc.	49,353
		Oil Refiner – 1.5%
3,748		Alon USA Energy, Inc.	45,576
939		Delek US Holdings, Inc.	15,606
5,316	[1]	Western Refining, Inc.	108,606
		TOTAL	169,788
		Oil Service, Explore & Drill – 1.9%
2,027	[1]	Basic Energy Services, Inc.	65,655
2,340	[1]	Complete Production Services, Inc.	90,979
2,806	[1]	Helix Energy Solutions Group, Inc.	54,941
		TOTAL	211,575
		Oil Well Supply – 1.0%
424		Carbo Ceramics, Inc.	66,174
1,802		RPC, Inc.	42,563
		TOTAL	108,737
		Optical Reading Equipment – 0.3%
2,502	[1]	Newport Corp.	38,881
Annual Shareholder Report
19

Shares			Value
		Other Communications Equipment – 0.7%
2,324	[1]	Netgear, Inc.	76,483
		Other Steel Producer – 0.4%
3,995	[1]	Gibraltar Industries, Inc.	41,069
		Packaged Foods – 0.5%
4,242	[1]	Dole Food Co., Inc.	60,194
		Paint & Related Materials – 0.3%
2,288	[1]	Ferro Corp.	29,790
		Paper Products – 1.6%
6,935	[1]	Boise, Inc.	48,060
946		Buckeye Technologies, Inc.	25,438
3,310	[1]	Kadant, Inc.	87,086
1,139		Neenah Paper, Inc.	22,996
		TOTAL	183,580
		Photo-Optical Component-Equipment – 2.1%
3,473	[1]	II-VI, Inc.	86,929
2,476	[1]	IPG Photonics Corp.	149,031
		TOTAL	235,960
		Pollution Control – 0.1%
266	[1]	Layne Christensen Co.	7,796
		Printed Circuit Boards – 0.7%
5,460	[1]	Benchmark Electronics, Inc.	79,989
		Printing – 1.1%
4,563	[1]	Valassis Communications, Inc.	122,288
		Property Liability Insurance – 4.2%
1,284	[1]	Enstar Group Ltd.	135,642
7,137		Horace Mann Educators Corp.	103,915
8,819		Meadowbrook Insurance Group, Inc.	82,898
1,829		National Interstate Corp.	40,988
1,114	[1]	ProAssurance Corp.	77,590
218		RLI Corp.	13,767
859		Selective Insurance Group, Inc.	14,079
		TOTAL	468,879
		Recreational Goods – 0.3%
1,287	[1]	Steinway Musical Instruments	37,310
		Recreational Vehicles – 0.6%
602		Polaris Industries, Inc., Class A	71,367
Annual Shareholder Report
20

Shares			Value
		Regional Banks – 2.1%
398		Alliance Financial Corp.	12,820
3,768		Ameris Bancorp	38,132
584		Enterprise Financial Services Corp.	8,147
1,868		Financial Institutions, Inc.	31,326
1,100		First Community Bancshares, Inc.	13,849
4,346		First Merchants Corp.	38,897
520		Home Bancshares, Inc.	12,256
2,403		Republic Bancorp, Inc.	43,518
378	[1]	SVB Financial Group	23,066
646		The First of Long Island Corp.	17,164
		TOTAL	239,175
		Rental & Leasing Services – 0.6%
2,599		Rent-A-Center, Inc.	70,303
		Restaurant – 1.6%
1,279		Cracker Barrel Old Country Store, Inc.	57,696
430	[1]	DineEquity, Inc.	22,403
3,042	[1]	Red Robin Gourmet Burgers	104,705
		TOTAL	184,804
		Rubber – 0.4%
2,338		Cooper Tire & Rubber Co.	39,419
		Savings & Loan – 1.4%
3,535		Banner Corp.	65,468
1,446	[1]	BofI Holding, Inc.	20,237
5,124		Flushing Financial Corp.	63,128
865		OceanFirst Financial Corp.	11,634
		TOTAL	160,467
		Securities Brokerage – 0.5%
3,913	[1]	Interactive Brokers Group, Inc., Class A	59,243
		Semiconductor Distribution – 0.1%
1,307	[1]	FormFactor, Inc.	12,011
		Semiconductor Manufacturing – 0.9%
622	[1]	Monolithic Power Systems	8,391
2,677		Richardson Electronics Ltd.	39,700
3,553	[1]	Rudolph Technologies, Inc.	30,520
2,519	[1]	Triquint Semiconductor, Inc.	18,943
		TOTAL	97,554
Annual Shareholder Report
21

Shares			Value
		Semiconductor Manufacturing Equipment – 2.8%
2,719	[1]	Advanced Energy Industries, Inc.	28,848
7,591	[1]	Entegris, Inc.	65,055
5,648	[1]	GT Solar International, Inc.	77,039
3,649	[1]	Kulicke & Soffa Industries	33,571
578		LTX-Credence Corp.	4,156
3,390	[1]	Mentor Graphics Corp.	38,748
665	[1]	Ultratech, Inc.	17,523
1,340	[1]	Veeco Instruments, Inc.	53,318
		TOTAL	318,258
		Services to Medical Professionals – 0.3%
4,861	[1]	BioScrip, Inc.	34,902
		Shoes – 0.3%
2,449	[1]	Collective Brands, Inc.	28,849
		Silver Production – 0.2%
691	[1]	Coeur d'Alene Mines Corp.	18,857
		Software Packaged/Custom – 1.9%
3,650	[1]	Aspen Technology, Inc.	56,575
7,657	[1]	Electronics for Imaging, Inc.	131,777
808	[1]	Tibco Software, Inc.	21,040
		TOTAL	209,392
		Specialty Chemicals – 5.1%
1,423	[1]	Kraton Performance Polymers, Inc.	51,370
1,887	[1]	LSB Industries, Inc.	74,989
4,259	[1]	OM Group, Inc.	154,517
272	[1]	Polypore International, Inc.	18,496
2,797	[1]	Rockwood Holdings, Inc.	169,135
2,641	[1]	TPC Group, Inc.	106,036
		TOTAL	574,543
		Specialty Machinery – 1.1%
2,407		Cascade Corp.	120,326
		Specialty Retailing – 0.9%
669	[1]	Body Central Corp.	14,376
2,606		Lithia Motors, Inc., Class A	53,788
2,068		Natures Sunshine Products, Inc.	34,515
		TOTAL	102,679
Annual Shareholder Report
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Shares			Value
		Telecommunication Equipment & Services – 1.5%
2,616	[1]	Anixter International, Inc.	163,290
219	[1]	Oplink Communications, Inc.	3,697
		TOTAL	166,987
		Telephone Utility – 0.4%
11,781	[1]	Vonage Holdings Corp.	47,242
		Toys & Games – 0.8%
5,368	[1]	JAKKS Pacific, Inc.	93,672
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,494,613)	11,155,325
		MUTUAL FUND – 1.0%
116,597	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	116,597
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $10,611,210)[4]	11,271,922
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	10,377
		TOTAL NET ASSETS — 100%	$11,282,299
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes was $10,656,245.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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23

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at value including $116,597 of investments in an affiliated holding (Note 5) (identified cost $10,611,210)		$11,271,922
Income receivable		1,001
Receivable for investments sold		419,093
Receivable for shares sold		19,668
TOTAL ASSETS		11,711,684
Liabilities:
Payable for investments purchased	$310,236
Payable for shares redeemed	36,846
Payable for Directors'/Trustees' fees	119
Payable for auditing fees	22,500
Payable for distribution services fee (Note 5)	2,007
Payable for shareholder services fee (Note 5)	3,329
Payable for share registration costs	33,415
Accrued expenses	20,933
TOTAL LIABILITIES		429,385
Net assets for 1,149,737 shares outstanding		$11,282,299
Net Assets Consist of:
Paid-in capital		$22,403,613
Net unrealized appreciation of investments		660,712
Accumulated net realized loss on investments		(11,782,026)
TOTAL NET ASSETS		$11,282,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,468,536 ÷ 351,205 shares outstanding), no par value, unlimited shares authorized		$9.88
Offering price per share (100/94.50 of $9.88)		$10.46
Redemption proceeds per share		$9.88
Class C Shares:
Net asset value per share ($2,978,059 ÷ 315,160 shares outstanding), no par value, unlimited shares authorized		$9.45
Offering price per share		$9.45
Redemption proceeds per share (99.00/100 of $9.45)		$9.36
Institutional Shares:
Net asset value per share ($4,835,704 ÷ 483,372 shares outstanding), no par value, unlimited shares authorized		$10.00
Offering price per share		$10.00
Redemption proceeds per share		$10.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Dividends (including $330 received from an affiliated holding (Note 5))			$96,067
Expenses:
Investment adviser fee (Note 5)		$138,645
Administrative fee (Note 5)		230,000
Custodian fees		16,608
Transfer and dividend disbursing agent fees and expenses		66,930
Directors'/Trustees' fees		2,166
Auditing fees		22,525
Legal fees		7,312
Portfolio accounting fees		68,093
Distribution services fee (Note 5)		23,750
Shareholder services fee (Note 5)		16,323
Share registration costs		45,682
Printing and postage		30,164
Insurance premiums		4,152
Miscellaneous		4,296
TOTAL EXPENSES		676,646
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(138,645)
Waiver of administrative fee	(44,880)
Reimbursement of other operating expenses	(271,710)
TOTAL WAIVERS AND REIMBURSEMENTS		(455,235)
Net expenses			221,411
Net investment income (loss)			(125,344)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,964,172
Net change in unrealized appreciation of investments			(563,516)
Net realized and unrealized gain on investments			3,400,656
Change in net assets resulting from operations			$3,275,312

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(125,344)	$(72,256)
Net realized gain on investments	3,964,172	986,994
Net change in unrealized appreciation/depreciation of investments	(563,516)	(201,554)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,275,312	713,184
Share Transactions:
Proceeds from sale of shares	1,967,566	3,144,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	7,116,211
Cost of shares redeemed	(6,130,287)	(5,140,601)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,162,721)	5,119,674
Change in net assets	(887,409)	5,832,858
Net Assets:
Beginning of period	12,169,708	6,336,850
End of period (including accumulated net investment income (loss) of $0 and $(3,987), respectively)	$11,282,299	$12,169,708

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

On March 19, 2010, the Fund acquired all of the net assets of Federated MDT Small Cap Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 5, 2010. The purpose of the transaction was to combine two portfolios managed by Federated MDTA LLC with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income (loss)	$(105,218)
Net realized and unrealized gain on investments	$3,582,803
Net increase in net assets resulting from operations	$3,477,585

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since March 19, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
926,935	$7,116,211	$939,977	$6,665,919	$13,782,130

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund Annual Shareholder Report

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normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	94,156	$934,802	105,402	$776,141
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	246,717	1,912,141
Shares redeemed	(164,528)	(1,482,746)	(181,648)	(1,368,024)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(70,372)	$(547,944)	170,471	$1,320,258
Year Ended July 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	34,730	$323,061	62,891	$431,962
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	349,550	2,618,217
Shares redeemed	(167,010)	(1,449,906)	(178,711)	(1,283,216)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(132,280)	$(1,126,845)	233,730	$1,766,963
Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,439	$709,703	266,476	$1,935,961
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	330,668	2,585,853
Shares redeemed	(337,454)	(3,197,635)	(347,032)	(2,489,361)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(267,015)	$(2,487,932)	250,112	$2,032,453
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(469,667)	$(4,162,721)	654,313	$5,119,674

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss and gain on final sale of passive foreign investment companies.

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For the year ended July 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(121,848)	$129,331	$(7,483)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$615,677
Capital loss carryforwards	$(11,736,991)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At July 31, 2011, the cost of investments for federal tax purposes was $10,656,245. The net unrealized appreciation of investments for federal tax purposes was $615,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,141,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $526,029.

At July 31, 2011, the Fund had a capital loss carryforward of $11,736,991 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$504,080
2017	$6,139,530
2018	$5,093,381

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated MDT Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $3,955,276 to offset taxable capital gains realized during the year ended July 31, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2011, the Adviser voluntarily waived $138,449 of its fee and voluntarily reimbursed $271,710 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, FAS waived $44,880 of its fee. The net fee paid to FAS was 1.535% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$23,750

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC retained $755 of fees paid by the Fund. For the year ended July 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2011, FSC retained $1,530 in sales charges from the sale of Class A Shares. FSC also retained $81 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$8,406
Class C Shares	7,917
TOTAL	$16,323

For the year ended July 31, 2011, FSSC received $192 of fees paid by the Fund.

Expense Limitation

Effective October 1, 2011, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2011, the Adviser reimbursed $196. Transactions involving the affiliated holding during the year ended July 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2010	258,202
Purchases/Additions	3,997,659
Sales/Reductions	4,139,264
Balance of Shares Held 7/31/2011	116,597
Value	$116,597
Dividend Income	$330

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2011, were as follows:

Purchases	$24,890,423
Sales	$29,110,655

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:

We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

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Evaluation and Approval of Advisory Contract – May 2011

federated mdt small cap core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Annual Shareholder Report

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subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791
Cusip 31421R783

37328 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
July 31, 2011

Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
IS	QISGX

Federated MDT Small Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Financial Highlights
Shareholder Expense Example
Management's Discussion of Fund Performance
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Trustees and Trust Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.74	$7.85	$11.57	$12.95	$10.59
Income From Investment Operations:
Net investment income (loss)	(0.13)[2]	(0.10)[2]	(0.08)[2]	(0.14)[2]	(0.14)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.51	0.99	(3.64)	(1.17)	2.50
TOTAL FROM INVESTMENT OPERATIONS	3.38	0.89	(3.72)	(1.31)	2.36
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$12.12	$8.74	$7.85	$11.57	$12.95
Total Return[4]	38.67%	11.34%	(32.15)%[5]	(10.20)%	22.29%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.18)%	(1.17)%	(1.04)%	(1.20)%	(1.16)%
Expense waiver/reimbursement[6]	1.14%	1.22%	1.02%	1.05%	25.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,634	$19,822	$21,682	$31,874	$532
Portfolio turnover	154%	142%	244%	212%	157%
1	MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended 7/31/2008[1]
	2011	2010	2009
Net Asset Value, Beginning of Period	$8.65	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.46	1.00	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	3.25	0.84	(3.80)	0.35
Regulatory Settlement Proceeds	—	—	0.00[3]	—
Net Asset Value, End of Period	$11.90	$8.65	$7.81	$11.61
Total Return[4]	37.57%	10.76%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.50%[5]
Net investment income (loss)	(1.93)%	(1.92)%	(1.75)%	(1.96)%[5]
Expense waiver/reimbursement[6]	1.15%	1.22%	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,541	$2,350	$3,088	$9,811
Portfolio turnover	154%	142%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.43	$7.62	$11.32	$12.77	$10.52
Income From Investment Operations:
Net investment income (loss)	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.22)[2]	(0.23)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.38	0.97	(3.56)	(1.16)	2.48
TOTAL FROM INVESTMENT OPERATIONS	3.17	0.81	(3.70)	(1.38)	2.25
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$11.60	$8.43	$7.62	$11.32	$12.77
Total Return[4]	37.60%	10.63%	(32.69)%	(10.89)%	21.39%
Ratios to Average Net Assets:
Net expenses	2.50%	2.49%	2.50%	2.47%	2.50%
Net investment income (loss)	(1.94)%	(1.91)%	(1.79)%	(1.93)%	(1.92)%
Expense waiver/reimbursement[5]	1.13%	1.22%	1.02%	1.07%	27.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,663	$2,795	$4,069	$6,450	$702
Portfolio turnover	154%	142%	244%	212%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.85	$7.93	$11.66	$13.02	$10.61
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	(0.08)[2]	(0.06)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.56	1.00	(3.67)	(1.18)	2.54
TOTAL FROM INVESTMENT OPERATIONS	3.46	0.92	(3.73)	(1.29)	2.41
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$12.31	$8.85	$7.93	$11.66	$13.02
Total Return[4]	39.10%	11.60%	(31.99)%	(9.99)%	22.71%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.92)%	(0.92)%	(0.80)%	(0.91)%	(1.03)%
Expense waiver/reimbursement[5]	1.15%	1.22%	1.02%	1.09%	5.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,395	$27,039	$39,246	$62,209	$16,245
Portfolio turnover	154%	142%	244%	212%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,098.80	$9.11
Class B Shares	$1,000	$1,095.80	$12.99
Class C Shares	$1,000	$1,095.40	$12.99
Institutional Shares	$1,000	$1,101.10	$7.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.12	$8.75
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Institutional Shares	$1,000	$1,017.36	$7.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2011, was 38.67% for Class A Shares, 37.57% for Class B Shares, 37.60% for Class C Shares and 39.10% for Institutional Shares.1 The total returns of the Russell 2000® Growth Index,2 a broad-based securities market index (“Russell 2000® Growth”) was 29.32% for the reporting period. The Fund's total returns for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell or Lipper indexes.

1	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
2	The Russell 2000® Growth measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

..

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MARKET OVERVIEW

Over the reporting period, domestic equity market performance was strong as evidenced by the 20.94% return on the Russell 3000® Index,3 which represents the performance of the 3,000 largest U.S. companies by market capitalization. Mid-cap stocks led the way during the 12-month reporting period, as demonstrated by the 24.51% return of the Russell Midcap® Index,4 which exceeded the 19.09% and 23.92% results for the Russell Top 200® Index,5 representing large-cap stocks, and the Russell 2000® Growth Index,6 representing small-cap stocks, respectively. Growth stocks outperformed value stocks during the fiscal year with the Russell 3000® Growth Index7 returning 25.12% as compared to 16.90% for the Russell 3000® Value Index.8

The best performing sectors in the Russell 2000® Growth during the period were Energy (+69.74%), Information Technology (+31.00%) and Materials (+30.10%). Underperforming sectors included Utilities (-2.54%), Industrials (+22.51%) and Consumer Discretionary (+23.33%).

3	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. Market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is complete reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 31% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
5	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 68% of the total market capitalization of the Russell 1000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
6	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
8	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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FUND PERFORMANCE

During the 12-month reporting period, the most significant positive factor in the Fund's performance was stock selection in the Consumer Discretionary sector. Stock selection in the Health Care, Industrials and Materials sectors also contributed significantly. An underweight in the Health Care sector contributed more moderately. An overweight in the Information Technology sector also contributed moderately. The most significant negative factor in the Fund's performance was an overweight in the Consumer Staples sector.

Individual stocks detracting from the Fund's performance during the reporting period included InterDigital, Coinstar, NewMarket, Avis Budget and Olin.

Individual stocks contributing to the Fund's performance during the reporting period included Tempur-Pedic, Polypore, Fossil, Rockwood Holdings and Tractor Supply.

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GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Growth Index (Russell 2000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	31.03%
5 Years	1.68%
Start of Performance (9/15/2005)	2.43%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Growth and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The Russell 2000® Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2,3 (Class B Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Growth Index (Russell 2000® Growth).4

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	32.07%
5 Years	1.73%
Start of Performance (9/15/2005)	2.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Growth and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The start of performance date was September 15, 2005. Class B Shares of the Fund were offered beginning March 17, 2008. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities.
3	The Fund is the successor to the MDT Small Cap Growth Fund Pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
4	The Russell 2000® Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Growth Index (Russell 2000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	36.60%
5 Years	2.08%
Start of Performance (9/15/2005)	2.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Growth and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The Russell 2000® Growth measures the performance of those Russell 2000 companies with higher price-to-book rtios and higher forcasted growth values. The Russell 2000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 (Institutional Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2011, compared to the Russell 2000® Growth Index (Russell 2000® Growth).3

Average Annual Total Returns for the Period Ended 7/31/2011
1 Year	39.10%
5 Years	3.12%
Start of Performance (9/15/2005)	3.69%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Growth and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The Russell 2000® Growth measures the performance of those Russell 2000 companies with higher price-to-book rtios and higher forcasted growth values. The Russell 2000® Growth is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

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Portfolio of Investments Summary Table (unaudited)

At July 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	5.4%
Apparel	5.2%
Software Packaged/Custom	5.2%
Crude Oil & Gas Production	4.6%
Shoes	4.0%
Specialty Retailing	3.9%
Oil Well Supply	3.7%
Photo-Optical Component-Equipment	3.4%
Specialty Chemicals	3.4%
Furniture	2.4%
Industrial Machinery	2.3%
Semiconductor Manufacturing Equipment	2.3%
Generic Drugs	2.2%
Computer Peripherals	2.1%
Telecommunication Equipment & Services	2.1%
Metal Frabrication	2.0%
Miscellaneous Machinery	2.0%
Auto Original Equipment Manufacturers	1.9%
Cosmetics & Toiletries	1.9%
Home Products	1.8%
Commodity Chemicals	1.7%
International Bank	1.7%
Nickel	1.7%
Medical Supplies	1.6%
Clothing Stores	1.5%
Trucking	1.4%
Electrical Equipment	1.3%
Multi-Industry Basic	1.3%
Office Furniture	1.2%
Grocery Chain	1.1%
Multi-Industry Capital Goods	1.1%
Restaurant	1.1%
Internet Services	1.0%
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Industry Composition	Percentage of Total Net Assets
Oil Service, Explore & Drill	1.0%
Other[2]	18.1%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities — Net[4]	(0.4)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

July 31, 2011

Shares			Value
		COMMON STOCKS – 98.6%
		Aluminum – 0.5%
24,236	[1]	Century Aluminum Co.	315,553
		Apparel – 5.2%
34,693	[1]	Ann, Inc.	899,936
16,558	[1]	Carter's, Inc.	554,693
23,053	[1]	Express, Inc.	517,309
4,132		Oxford Industries, Inc.	161,892
5,776	[1]	True Religion Apparel, Inc.	194,594
17,074	[1]	Warnaco Group, Inc.	910,044
		TOTAL	3,238,468
		Auto Original Equipment Manufacturers – 1.9%
5,796	[1]	Dana Holding Corp.	96,619
13,665		Meritor, Inc.	184,478
6,456		Sun Hydraulics Corp.	184,061
18,379	[1]	Tenneco Automotive, Inc.	734,057
		TOTAL	1,199,215
		Auto Rentals – 0.7%
527	[1]	AMERCO	47,504
17,109	[1]	United Rentals, Inc.	393,678
		TOTAL	441,182
		Biotechnology – 0.6%
1,160	[1]	Air Methods Corp.	81,316
4,335	[1]	Medicines Co.	64,938
6,751	[1]	Questcor Pharmaceuticals, Inc.	209,619
		TOTAL	355,873
		Building Materials – 0.8%
924	[1]	Trex Co., Inc.	19,478
8,015		Watsco, Inc.	474,328
		TOTAL	493,806
		Business Services – 0.2%
2,225	[1]	Athenahealth, Inc.	130,808
		Carpets – 0.2%
7,821		Interface, Inc.	125,292
		Clothing Stores – 1.5%
18,829	[1]	Aeropostale, Inc.	317,269
5,235		Cato Corp., Class A	145,638
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Shares			Value
8,915	[1]	Jos A. Bank Clothiers, Inc.	457,428
		TOTAL	920,335
		Commodity Chemicals – 1.7%
6,632		Newmarket Corp.	1,087,781
		Computer Peripherals – 2.1%
48,642	[1]	Fortinet, Inc.	988,406
10,234		Silicon Graphics, Inc.	146,039
6,913	[1]	Synaptics, Inc.	169,852
		TOTAL	1,304,297
		Computer Services – 0.9%
9,899	[1]	Manhattan Associates, Inc.	369,233
8,120	[1]	Unisys Corp.	168,652
		TOTAL	537,885
		Computer Stores – 0.2%
6,322	[1]	Insight Enterprises, Inc.	106,399
		Construction Machinery – 0.4%
2,952		NACCO Industries, Inc., Class A	268,278
		Cosmetics & Toiletries – 1.9%
16,427	[1]	Revlon, Inc.	276,630
36,734	[1]	Sally Beauty Holdings, Inc.	631,825
3,963	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	249,788
		TOTAL	1,158,243
		Crude Oil & Gas Production – 4.6%
12,108		Berry Petroleum Co., Class A	694,394
6,587	[1]	Clayton Williams Energy, Inc.	436,850
3,041	[1]	Gulfport Energy Corp.	110,875
12,558	[1]	Rosetta Resources, Inc.	650,128
13,768	[1]	Stone Energy Corp.	446,909
19,484		W&T Offshore, Inc.	528,016
		TOTAL	2,867,172
		Defense Aerospace – 0.4%
2,649		Heico Corp.	138,437
2,809		Kaman Corp., Class A	100,056
		TOTAL	238,493
		Department Stores – 0.5%
27,056	[1]	Saks, Inc.	290,581
		Discount Department Stores – 0.1%
1,523		PriceSmart, Inc.	89,126
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Shares			Value
		Diversified Leisure – 0.5%
6,442	[1]	Coinstar, Inc.	314,756
		Electrical Equipment – 1.3%
7,536		Belden, Inc.	277,702
10,338	[1]	Littelfuse, Inc.	528,168
		TOTAL	805,870
		Electronic Instruments – 0.8%
2,643		Computer Programs & Systems, Inc.	193,996
2,502	[1]	FEI Co.	82,666
2,153	[1]	OYO Geospace Corp.	218,379
		TOTAL	495,041
		Electronic Test/Measuring Equipment – 0.4%
6,434		MTS Systems Corp.	253,564
		Financial Services – 0.3%
8,147		Deluxe Corp.	191,780
		Furniture – 2.4%
9,990	[1]	Select Comfort Corp.	168,032
18,676	[1]	Tempur-Pedic International, Inc.	1,344,859
		TOTAL	1,512,891
		Generic Drugs – 2.2%
11,521	[1]	Impax Laboratories, Inc.	244,015
13,045	[1]	Jazz Pharmaceuticals, Inc.	527,931
9,722		Medicis Pharmaceutical Corp., Class A	361,464
7,796	[1]	Par Pharmaceutical Cos., Inc.	252,512
		TOTAL	1,385,922
		Grocery Chain – 1.1%
6,753		Casey's General Stores, Inc.	303,885
9,159		Ruddick Corp.	383,762
		TOTAL	687,647
		Home Health Care – 0.6%
3,535	[1]	Amerigroup Corp.	194,425
3,827	[1]	Wellcare Health Plans, Inc.	167,814
		TOTAL	362,239
		Home Products – 1.8%
18,249		Tupperware Brands Corp.	1,140,380
		Hospitals – 0.4%
7,770		Ensign Group, Inc.	220,668
		Industrial Machinery – 2.3%
6,785		Actuant Corp.	167,657
Annual Shareholder Report
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Shares			Value
2,476		Gorman Rupp Co.	80,668
17,294	[1]	Polypore International, Inc.	1,175,992
		TOTAL	1,424,317
		International Bank – 1.7%
18,023	[1]	Signature Bank	1,066,241
		Internet Services – 1.0%
12,598	[1]	Ancestry.com, Inc.	448,615
2,905	[1]	Travelzoo, Inc.	153,384
		TOTAL	601,999
		Leasing – 0.1%
7,124	[1]	RSC Holdings, Inc.	85,061
		Machined Parts Original Equipment Manufacturers – 0.5%
9,680		Applied Industrial Technologies, Inc.	308,986
		Mail Order – 0.2%
3,621	[1]	HSN, Inc.	118,370
		Maritime – 0.6%
13,355		Frontline Ltd.	153,582
5,267	[1]	Golar LNG Ltd.	200,831
		TOTAL	354,413
		Medical Supplies – 1.6%
3,558	[1]	Medidata Solutions, Inc.	72,690
2,960	[1]	Orthofix International NV	125,001
12,897		Owens & Minor, Inc.	393,359
11,564		Steris Corp.	404,624
		TOTAL	995,674
		Medical Technology – 0.8%
6,876	[1]	Arthrocare Corp.	227,252
6,195	[1]	Integra Lifesciences Corp.	279,208
		TOTAL	506,460
		Metal Fabrication – 2.0%
12,002		Barnes Group, Inc.	292,248
6,479		Mueller Industries, Inc.	243,157
33,538		Worthington Industries, Inc.	703,292
		TOTAL	1,238,697
		Miscellaneous Communications – 0.4%
17,232	[1]	Leap Wireless International, Inc.	231,943
		Miscellaneous Components – 0.8%
9,011	[1]	MKS Instruments, Inc.	224,824
Annual Shareholder Report
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Shares			Value
12,410	[1]	TriMas Corp.	297,468
		TOTAL	522,292
		Miscellaneous Machinery – 2.0%
6,914	[1]	Colfax Corp.	187,162
20,708		Nordson Corp.	1,056,729
		TOTAL	1,243,891
		Miscellaneous Metals – 0.1%
1,298	[1]	Materion Corp.	49,480
		Multi-Industry Basic – 1.3%
38,878		Olin Corp.	812,939
		Multi-Industry Capital Goods – 1.1%
12,815		Acuity Brands, Inc.	623,962
3,482	[1]	Mistras Group, Inc.	59,403
		TOTAL	683,365
		Multi-Industry Transportation – 0.7%
15,589		Brinks Co. (The)	465,176
		Nickel – 1.7%
33,858	[1]	Globe Specialty Metals, Inc.	781,443
4,115		Haynes International, Inc.	257,763
		TOTAL	1,039,206
		Office Furniture – 1.2%
5,610		HNI Corp.	117,305
23,535		Knoll, Inc.	429,514
9,351		Miller Herman, Inc.	215,166
		TOTAL	761,985
		Office Supplies – 0.3%
6,634		United Stationers, Inc.	212,885
		Oil Gas & Consumable Fuels – 0.8%
18,761	[1]	CVR Energy, Inc.	503,733
		Oil Refiner – 0.2%
4,729	[1]	Western Refining, Inc.	96,613
		Oil Service, Explore & Drill – 1.0%
2,438	[1]	Basic Energy Services, Inc.	78,967
13,880	[1]	Complete Production Services, Inc.	539,654
		TOTAL	618,621
		Oil Well Supply – 3.7%
7,654		Carbo Ceramics, Inc.	1,194,560
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Shares			Value
47,959		RPC, Inc.	1,132,791
		TOTAL	2,327,351
		Other Communications Equipment – 0.2%
3,550	[1]	Netgear, Inc.	116,830
		Packaged Foods – 0.3%
4,548	[1]	United Natural Foods, Inc.	189,879
		Paint & Related Materials – 0.1%
7,299	[1]	Ferro Corp.	95,033
		Photo-Optical Component-Equipment – 3.4%
15,462		Cognex Corp.	524,935
5,137	[1]	Coherent, Inc.	246,730
18,316	[1]	II-VI, Inc.	458,449
14,982	[1]	IPG Photonics Corp.	901,767
		TOTAL	2,131,881
		Pollution Control – 0.2%
2,459		CLARCOR, Inc.	108,344
		Printing – 0.3%
3,401	[1]	Consolidated Graphics, Inc.	175,458
		Railroad – 0.1%
1,727	[1]	Genesee & Wyoming, Inc., Class A	95,054
		Recreational Goods – 0.3%
6,918		Sturm Ruger & Co., Inc.	189,000
		Recreational Vehicles – 0.4%
4,929		Brunswick Corp.	107,600
996		Polaris Industries, Inc., Class A	118,076
		TOTAL	225,676
		Restaurant – 1.1%
1,927	[1]	Buffalo Wild Wings, Inc.	122,422
7,671		Cracker Barrel Old Country Store, Inc.	346,039
6,120		P. F. Chang's China Bistro, Inc.	201,532
		TOTAL	669,993
		Roofing & Wallboard – 0.2%
6,847	[1]	Beacon Roofing Supply, Inc.	146,389
		Rubber – 0.3%
9,452		Cooper Tire & Rubber Co.	159,361
		Semiconductor Manufacturing – 0.3%
2,240	[1]	Omnivision Technologies, Inc.	65,498
Annual Shareholder Report
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Shares			Value
13,710	[1]	Triquint Semiconductor, Inc.	103,099
		TOTAL	168,597
		Semiconductor Manufacturing Equipment – 2.3%
18,799	[1]	Brooks Automation, Inc.	178,779
34,401	[1]	GT Solar International, Inc.	469,230
8,517	[1]	Mentor Graphics Corp.	97,349
16,560	[1]	Veeco Instruments, Inc.	658,922
		TOTAL	1,404,280
		Services to Medical Professionals – 0.8%
4,424	[1]	Centene Corp.	145,152
12,902	[1]	PSS World Medical, Inc.	308,745
2,807	[1]	PharMerica Corp.	35,845
		TOTAL	489,742
		Shoes – 4.0%
42,221	[1]	CROCs, Inc.	1,322,784
9,611	[1]	DSW, Inc., Class A	509,191
17,141		Wolverine World Wide, Inc.	649,129
		TOTAL	2,481,104
		Software Packaged/Custom – 5.2%
5,567	[1]	ACI Worldwide, Inc.	201,303
6,396	[1]	Acxiom Corp.	87,881
11,235	[1]	Aspen Technology, Inc.	174,142
10,528	[1]	Blue Coat Systems, Inc.	212,139
4,601	[1]	BroadSoft, Inc.	134,395
4,130	[1]	DealerTrack Holdings, Inc.	95,775
6,464		Marketaxess Holdings, Inc.	168,904
20,587	[1]	Parametric Technology Corp.	428,004
9,050	[1]	Progress Software Corp.	218,105
19,987	[1]	Quest Software, Inc.	379,353
35,792	[1]	ValueClick, Inc.	646,404
2,865	[1]	Verint Systems, Inc.	97,467
18,482	[1]	Websense, Inc.	419,172
		TOTAL	3,263,044
		Specialty Chemicals – 3.4%
4,033		Chemed Corp.	245,247
13,220	[1]	LSB Industries, Inc.	525,363
22,339	[1]	Rockwood Holdings, Inc.	1,350,839
		TOTAL	2,121,449
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26

Shares			Value
		Specialty Retailing – 3.9%
2,114		Aaron's, Inc.	53,294
15,007		Ascena Retail Group, Inc.	485,026
3,669	[1]	Dorman Products, Inc.	131,093
2,592		Finish Line, Inc., Class A	55,210
3,445	[1]	Kirkland's, Inc.	37,172
2,989	[1]	Lumber Liquidators, Inc.	46,957
22,119		Penske Automotive Group, Inc.	489,493
12,987		Tractor Supply Co.	856,103
6,327	[1]	Vitamin Shoppe Industries, Inc.	275,604
		TOTAL	2,429,952
		Telecommunication Equipment & Services – 2.1%
6,089		Adtran, Inc.	201,485
16,231	[1]	Anixter International, Inc.	1,013,139
8,553	[1]	Brightpoint, Inc.	77,747
		TOTAL	1,292,371
		Trucking – 1.4%
22,880	[1]	Old Dominion Freight Lines, Inc.	847,704
		Undesignated Consumer Cyclicals – 5.4%
24,224	[1]	Avis Budget Group, Inc.	366,025
5,764	[1]	Bridgepoint Education, Inc.	142,717
2,651	[1]	Capella Education Co.	113,330
20,100		Nu Skin Enterprises, Inc., Class A	754,554
10,510	[1]	Parexel International Corp.	215,770
8,208		Pool Corp.	219,564
3,999		Strayer Education, Inc.	486,478
21,928	[1]	Wright Express Corp.	1,078,858
		TOTAL	3,377,296
		Undesignated Consumer Durables – 0.5%
6,148		Group 1 Automotive, Inc.	292,829
		Undesignated Health – 0.1%
3,464	[1]	HealthSouth Corp.	84,522
		TOTAL COMMON STOCKS (IDENTIFIED COST $51,860,028)	61,365,031
Annual Shareholder Report
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Shares			Value
		MUTUAL FUND – 1.8%
1,095,096	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	1,095,096
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $52,955,124)[4]	62,460,127
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(226,435)
		TOTAL NET ASSETS — 100%	$62,233,692
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost for federal tax purposes amounts to $53,032,284.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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28

Statement of Assets and Liabilities

July 31, 2011

Assets:
Total investments in securities, at value including $1,095,096 of investments in an affiliated holding (Note 5) (identified cost $52,955,124)		$62,460,127
Cash		169
Income receivable		16,184
Receivable for investments sold		1,263,670
Receivable for shares sold		92,618
TOTAL ASSETS		63,832,768
Liabilities:
Payable for investments purchased	$1,270,989
Payable for shares redeemed	178,477
Payable for transfer and dividend disbursing agent fees and expenses	54,621
Payable for distribution services fee (Note 5)	4,673
Payable for shareholder services fee (Note 5)	17,561
Accrued expenses	72,755
TOTAL LIABILITIES		1,599,076
Net assets for 5,118,833 shares outstanding		$62,233,692
Net Assets Consist of:
Paid-in capital		$81,583,261
Net unrealized appreciation of investments		9,505,003
Accumulated net realized loss on investments and foreign currency transactions		(28,854,572)
TOTAL NET ASSETS		$62,233,692
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($25,634,061 ÷ 2,114,496 shares outstanding), no par value, unlimited shares authorized	$12.12
Offering price per share (100/94.50 of $12.12)	$12.83
Redemption proceeds per share	$12.12
Class B Shares:
Net asset value per share ($2,541,350 ÷ 213,644 shares outstanding), no par value, unlimited shares authorized	$11.90
Offering price per share	$11.90
Redemption proceeds per share (94.50/100 of $11.90)	$11.25
Class C Shares:
Net asset value per share ($4,662,896 ÷ 402,030 shares outstanding), no par value, unlimited shares authorized	$11.60
Offering price per share	$11.60
Redemption proceeds per share (99.00/100 of $11.60)	$11.48
Institutional Shares:
Net asset value per share ($29,395,385 ÷ 2,388,663 shares outstanding), no par value, unlimited shares authorized	$12.31
Offering price per share	$12.31
Redemption proceeds per share	$12.31

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2011

Investment Income:
Dividends (including $1,984 received from an affiliated holding (Note 5))			$339,296
Expenses:
Investment adviser fee (Note 5)		$678,656
Administrative fee (Note 5)		270,000
Custodian fees		20,125
Transfer and dividend disbursing agent fees and expenses		365,265
Directors'/Trustees' fees		2,463
Auditing fees		22,531
Legal fees		6,727
Portfolio accounting fees		80,380
Distribution services fee (Note 5)		45,321
Shareholder services fee (Note 5)		74,167
Account administration fee (Note 2)		541
Share registration costs		55,137
Printing and postage		51,507
Insurance premiums		4,233
Miscellaneous		6,449
TOTAL EXPENSES		1,683,502
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(621,383)
Waiver of administrative fee	(54,408)
Waiver of distribution services fee	(100)
TOTAL WAIVERS AND REIMBURSEMENT		(675,891)
Net expenses			1,007,611
Net investment income (loss)			(668,315)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			16,788,945
Net change in unrealized appreciation of investments			2,272,284
Net realized and unrealized gain on investments			19,061,229
Change in net assets resulting from operations			$18,392,914

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(668,315)	$(666,795)
Net realized gain on investments and foreign currency transactions	16,788,945	10,358,241
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,272,284	(2,811,790)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,392,914	6,879,656
Share Transactions:
Proceeds from sale of shares	14,184,989	11,120,568
Cost of shares redeemed	(22,350,403)	(34,080,159)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,165,414)	(22,959,591)
Change in net assets	10,227,500	(16,079,935)
Net Assets:
Beginning of period	52,006,192	68,086,127
End of period	$62,233,692	$52,006,192

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2011

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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33

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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34

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$307
Class C Shares	234
TOTAL	$541

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	338,623	$3,939,179	220,893	$1,830,136
Shares redeemed	(490,937)	(5,523,025)	(717,292)	(5,945,335)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(152,314)	$(1,583,846)	(496,399)	$(4,115,199)
Year Ended July 31	2011		2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	43,028	$480,622	30,468	$256,443
Shares redeemed	(101,250)	(1,082,656)	(153,798)	(1,269,484)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(58,222)	$(602,034)	(123,330)	$(1,013,041)
Year Ended July 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	146,991	$1,747,238	41,076	$333,177
Shares redeemed	(76,505)	(788,663)	(243,542)	(1,956,318)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	70,486	$958,575	(202,466)	$(1,623,141)
Year Ended July 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	699,851	$8,017,950	1,036,441	$8,700,812
Shares redeemed	(1,364,704)	(14,956,059)	(2,934,270)	(24,909,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(664,853)	$(6,938,109)	(1,897,829)	$(16,208,210)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(804,903)	$(8,165,414)	(2,720,024)	$(22,959,591)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for litigation payments and net operating loss.

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For the year ended July 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(671,899)	$668,315	$3,584

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$9,427,843
Capital loss carryforwards	$(28,777,412)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At July 31, 2011, the cost of investments for federal tax purposes was $53,032,284. The net unrealized appreciation of investments for federal tax purposes was $9,427,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,382,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,955,124.

At July 31, 2011, the Fund had a capital loss carryforward of $28,777,412 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$3,319,329
2018	$25,458,083

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $16,766,939 to offset taxable capital gains realized during the year ended July 31, 2011.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, the Adviser voluntarily waived $620,212 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, FAS waived $54,408 of its fee. The net fee paid to FAS was 0.365% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$19,245	$ —
Class C Shares	26,076	(100)
TOTAL	$45,321	$(100)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2011, FSC retained $4,345 of fees paid by the Fund. For the year ended July 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2011, FSC retained $3,372 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$59,294
Class B Shares	6,415
Class C Shares	8,458
TOTAL	$74,167

For the year ended July 31, 2011, FSSC received $2,512 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2011, the Adviser reimbursed $1,171. Transactions involving the affiliated holding during the year ended July 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2010	761,970
Purchases/Additions	14,364,263
Sales/Reductions	14,031,137
Balance of Shares Held 7/31/2011	1,095,096
Value	$1,095,096
Dividend Income	$1,984

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2011, were as follows:

Purchases	$89,247,057
Sales	$98,157,744

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the year ended July 31, 2011, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:

We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

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Evaluation and Approval of Advisory Contract – May 2011

federated mdt small cap growth fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three- and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
53

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R676
Cusip 31421R767
Cusip 31421R759

37313 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $115,500

Fiscal year ended 2010 – $115,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $122

Fiscal year ended 2010 – $280

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $11,876, respectively. Fiscal year ended 2010- Audit consents issued for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,714 and $0, respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,907 and $22,374, respectively. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2010- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $326,625

Fiscal year ended 2010 - $418,705

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011